UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21809

Nuveen S&P 500 Dynamic Overwrite Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices)  (Zip code)

Mark L. Winget

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (312) 917-7700

Date of fiscal year end:   December 31

Date of reporting period:   June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds
Closed-End Funds
Nuveen
June 30, 2023
Semi-annual
Report
This semi-annual report contains the Funds' unaudited financial statements.
Nuveen S&P 500 Buy-Write Income Fund
BXMX
Nuveen Dow
30
S M
Dynamic Overwrite Fund
DIAX
Nuveen S&P 500 Dynamic Overwrite Fund
SPXX
Nuveen Nasdaq 100 Dynamic Overwrite Fund
QQQX
Nuveen Core Equity Alpha Fund
JCE

IMPORTANT DISTRIBUTION NOTICE
for Shareholders of the Nuveen S&P 500 Buy-Write Income Fund (BXMX)
Nuveen Dow 30SM Dynamic Overwrite Fund (DIAX)
Nuveen S&P 500 Dynamic Overwrite Fund (SPXX)
Nuveen Nasdaq 100 Dynamic Overwrite Fund (QQQX)
Nuveen Core Equity Alpha Fund (JCE)
Semi-annual Shareholder Report for the period ending JUNE 30, 2023
The Nuveen S&P 500 Buy-Write Income Fund (BXMX), Nuveen Dow 30SM Dynamic Overwrite Fund (DIAX), Nuveen S&P 500 Dynamic
Overwrite Fund (SPXX), Nuveen Nasdaq 100 Dynamic Overwrite Fund (QQQX) and Nuveen Core Equity Alpha Fund (JCE) seek to offer attractive cash flow to their shareholders, by converting the expected long-term total return potential of the Funds’ portfolio of investments into regular quarterly distributions. Following is a discussion of the Managed Distribution Policy the Funds use to achieve this.
Each Fund pays quarterly common share distributions that seek to convert the Fund’s expected long-term total return potential into regular cash flow. As a result, the Funds’ regular common share distributions (presently $0.4730, $0.5734, $0.5880, $0.8400, $0.6400 per share, respectively) may be derived from a variety of sources, including:
Net investment income consisting of regular interest and dividends
Realized capital gains or,
Possibly, returns of capital representing in certain cases unrealized capital appreciation.
Such distributions are sometimes referred to as “managed distributions.” Each Fund seeks to establish a distribution rate that roughly corresponds to the Adviser’s projections of the total return that could reasonably be expected to be generated by each Fund over an extended period of time. The
Adviser may consider many factors when making such projections, including, but not limited to, long-term historical returns for the asset classes in which each Fund invests. As portfolio and market conditions change, the distribution amount and distribution rate on the Common Shares under the
Funds’ Managed Distribution Policy could change.
When it pays a distribution, each Fund provides holders of its Common Shares a notice of the estimated sources of the Fund’s distributions (i.e., what percentage of the distributions is estimated to constitute ordinary income, short-term capital gains, long-term capital gains, and/or a non-taxable return of capital) on a year-to-date basis. It does this by posting the notice on its website (www.nuveen.com/cef), and by sending it in written form.
You should not draw any conclusions about the Funds’ investment performance from the amount of this distribution or from the terms of the Funds’
Managed Distribution Policy. The Funds’ actual financial performance will likely vary from month-to-month and from year-to-year, and there may be extended periods when the distribution rate will exceed the Funds’ actual total returns. The Managed Distribution Policy provides that the
Board may amend or terminate the Policy at any time without prior notice to Fund shareholders. There are presently no reasonably foreseeable circumstances that might cause each Fund to terminate its Managed Distribution Policy.

Table
of Contents

Chair’s Letter to Shareholders 4
Important Notices 5
Common Share Information 6
About the Funds’ Benchmarks 9
Performance Overview and Holding Summaries 10
Portfolios of Investments 20
Statement of Assets and Liabilities 60
Statement of Operations 61
Statement of Changes in Net Assets 62
Financial Highlights 66
Notes to Financial Statements 70
Risk Considerations 81
Additional Fund Information 82
Glossary of Terms Used in this Report 83
Annual Investment Management Agreement Approval Process 84

Chair’s Letter
to Shareholders
Dear Shareholders,
The significant measures taken by the U.S. Federal Reserve (Fed) and other global central banks since 2022 to contain inflation have begun to take effect. From March 2022 to July
2023, the Fed raised the target fed funds rate by 5.25% to a range of 5.25% to 5.50%. Even with a brief pause in June 2023, this has been one of the fastest interest rate hiking cycles in the Fed’s history. Inflation rates in the U.S. and across most of the world have fallen from their post-pandemic highs but currently remain above the levels that central banks consider supportive of their economies’ long-term growth, particularly when looking at core inflation measures, which exclude volatile food and energy prices.
At the same time, the U.S. and other large economies have remained relatively resilient, even as financial conditions have tightened. U.S. gross domestic product accelerated to 2.4% in the second quarter of 2023 from 2.0% in the first quarter of 2023, after growing 2.1% in 2022 overall compared to 2021. A relatively strong jobs market has helped support consumer sentiment and spending despite historically high inflation. Markets are concerned that these conditions could keep upward pressure on prices and wages and continue to assess the impact of the collapse of three regional U.S. banks (Silicon Valley Bank, Signature Bank and First
Republic Bank) and major European bank Credit Suisse in March 2023.
Fed officials are closely monitoring inflation data and other economic measures to modify their rate setting activity based upon these factors on a meeting-by-meeting basis, including pausing rate adjustments at the June 2023 meeting to assess the effects of monetary policy on the economy. While uncertainty has increased given the unpredictable outcome of tighter credit conditions on the economy, the Fed remains committed to acting until it sees sustainable progress toward its inflation goals. Additionally, market concerns surrounding the
U.S. debt ceiling faded after the government agreed in June 2023 to suspend the nation’s borrowing limit until January 2025, averting a near-term default scenario. In the meantime, markets are likely to continue reacting in the short term to news about inflation data, economic indicators and central bank policy. We encourage investors to keep a long-term perspective amid the short-term turbulence. Your financial professional can help you review how well your portfolio is aligned with your time horizon, risk tolerance and investment goals.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
August 22, 2023

Important Notices

Portfolio Manager Commentaries in Semi-annual Shareholder Reports
The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s December 31, 2022 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding
Summaries section within this report.
Portfolio Manager Update for BXMX
Effective June 30, 2023, Mitchell Trotta has been added as a portfolio manager of the Fund. Michael Buckius, Kenneth Toft and
Daniel Ashcraft continue to serve as portfolio managers of the Fund.

Common Share Information
(Unaudited)
DISTRIBUTION INFORMATION
The following 19(a) Notice presents the Funds’ most current distribution information as of May 31, 2023 as required by certain exempted regulatory relief the Funds have received.
Because the ultimate tax character of your distributions depends on the Funds’ performance for its entire fiscal year (which is the calendar year for the Funds) as well as certain fiscal year-end (FYE) tax adjustments, estimated distribution source information you receive with each distribution may differ from the tax information reported to you on your Funds’ IRS Form 1099 statement.
COMMON SHARE DISTRIBUTION INFORMATION
Each Fund makes regular cash distributions to shareholders of stated dollar amount per share. Subject to approval and oversight by the Board of Trustees, the Fund seeks to maintain a stable distribution level designed to deliver the long-term return potential of each Fund’s investment strategy through regular distributions (a “Managed Distribution Program”). The practice of maintaining a stable distribution level had no material effect on each Fund’s investment strategy during the most recent fiscal period and is not expected to have such an effect in future periods, however, distributions in excess of Fund returns will cause its NAV per share to erode. For additional information, refer to the distribution information section below and in the Notes to Financial Statements herein.
This notice provides shareholders with information regarding fund distributions, as required by current securities laws. You should not draw any conclusions about the Funds’ investment performance from the amount of this distribution or from the terms of the Funds’ Managed Distribution
Policy.
The following table provides estimates of the Funds’ distribution sources, reflecting year-to-date cumulative experience through the month-end prior to the latest distribution. The Funds attributes these estimates equally to each regular distribution throughout the year. Consequently, the estimated information as of the specified month-end shown below is for the current distribution, and also represents an updated estimate for all prior months in the year. It is estimated that DIAX, SPXX, QQQX and JCE have distributed more than their income and net realized capital gains; therefore, a portion of the distributions may be (and is shown below as being estimated to be) a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
The amounts and sources of distributions set forth below are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Funds’ investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. Each Fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. More details about the Funds’ distributions and the basis for these estimates are available on www.nuveen.com/cef.
Data as of May 31, 2023
Per Share Estimated Sources of Distribution
1
Estimated Percentage of Distributions
1
Fund
Inception
Date
Per Share
Distribution
Net
Investment
Income
Long-
Term
Gains
Short-
Term
Gains
Return of
Capital
Net
Investment
Income
Long-
Term
Gains
Short-
Term
Gains
Return of
Capital
BXMX (FYE 12/31) Oct-2004
Current Quarter $0.2365 $0.0278 $0.1072 $0.1015 $0.0000 11.80% 45.30% 42.90% 0.00%
Fiscal YTD $0.4730 $0.0556 $0.2144 $0.2030 $0.0000 11.80% 45.30% 42.90% 0.00%
DIAX (FYE 12/31) Apr-2005
Current Quarter $0.2867 $0.0571 $0.0592 $0.0000 $0.1705 19.90% 20.60% 0.00% 59.50%
Fiscal YTD $0.5734 $0.1141 $0.1184 $0.0000 $0.3409 19.90% 20.60% 0.00% 59.50%
SPXX (FYE 12/31) Nov-2005
Current Quarter $0.2940 $0.0307 $0.2626 $0.0000 $0.0007 10.40% 89.30% 0.00% 0.20%
Fiscal YTD $0.5880 $0.0613 $0.5253 $0.0000 $0.0014 10.40% 89.30% 0.00% 0.20%
QQQX (FYE 12/31) Jan-2007
Current Quarter $0.4200 $0.0041 $0.2025 $0.0476 $0.1657 1.00% 48.20% 11.30% 39.50%
Fiscal YTD $0.8400 $0.0083 $0.4050 $0.0953 $0.3315 1.00% 48.20% 11.30% 39.50%
JCE (FYE 12/31) Mar-2007
Current Quarter $0.3200 $0.0175 $0.0000 $0.0000 $0.3025 5.50% 0.00% 0.00% 94.50%
Fiscal YTD $0.6400 $0.0351 $0.0000 $0.0000 $0.6049 5.50% 0.00% 0.00% 94.50%
1
Net investment income (NII) is a projection through the end of the current calendar quarter using actual data through the stated month-end date above. Capital gain amounts are as of the stated date above. The estimated per share sources above include an allocation of the NII based on prior year attributions which can be expected to differ from the actual final attributions for the current year.

The following table provides information regarding the Funds’ distributions and total return performance over various time periods. This information is intended to help you better understand whether returns for the specified time periods were sufficient to meet its distributions.
 NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS
The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on
Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-closedend funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).
COMMON SHARE EQUITY SHELF PROGRAMS
During the current reporting period, SPXX and QQQX were authorized by the Securities and Exchange Commission to issue additional common shares through an equity shelf program (Shelf Offering). Under these programs, the Funds, subject to market conditions, may raise additional capital from time to time in varying amounts and offering methods at a net price at or above each Fund’s NAV per common share. The maximum aggregate offering under these Shelf Offerings are as shown in the accompanying table.
During the current reporting period, QQQX sold common shares through its Shelf Offering at a weighted average premium to their NAV per common share as shown in the accompanying table.
Refer to Notes to Financial Statements, for further details of Shelf Offerings and each Fund’s transactions.
COMMON SHARE REPURCHASES
The Funds’ Board of Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase and retire an aggregate of up to approximately 10% of its outstanding common shares.
During the current reporting period, the Funds did not repurchase any of their outstanding common shares.  As of June 30, 2023, (and since the inception of the Funds’ repurchase programs), each Fund has cumulatively repurchased and retired its outstanding common shares as shown in the accompanying table.
Data as of May 31, 2023
Annualized Cumulative
5-Year Fiscal YTD Fiscal YTD Fiscal YTD
Fund
Inception
Date
Quarterly
Distribution
Fiscal YTD
Distribution
Net Asset
Value (NAV)
Return
on NAV
Dist Rate on
NAV
1
Return
on NAV
Dist Rate
on NAV
1
BXMX Oct-2004 $0.2365 $0.4730 $13.55 6.38% 6.98% 9.74% 3.49%
DIAX Apr-2005 $0.2867 $0.5734 $15.74 3.63% 7.29% (1.04)% 3.64%
SPXX Nov-2005 $0.2940 $0.5880 $15.88 6.33% 7.41% 9.32% 3.70%
QQQX Jan-2007 $0.4200 $0.8400 $23.85 7.66% 7.04% 23.88% 3.52%
JCE Mar-2007 $0.3200 $0.6400 $12.83 7.06% 9.98% 9.27% 4.99%
1
As a percentage of 5/31/23 NAV.
SPXX QQQX
Maximum aggregate offering 4,993,317 Unlimited
QQQX
Common shares sold through shelf offering 192,461
Weighted average premium to NAV per common share sold 4.61%
BXMX DIAX SPXX QQQX JCE
Common shares repurchased and retired 460,238 0 383,763 0 449,800
Common shares authorized for repurchase 10,405,000 3,635,000 1,780,000 4,780,000 1,605,000

Common Share Information
(Unaudited) (continued)
OTHER COMMON SHARE INFORMATION
As of June 30, 2023, the Funds’ common share prices were trading at a premium/(discount) to their common share NAVs and trading at an average premium/(discount) to NAV during the current reporting period, as follows:
BXMX DIAX SPXX QQQX JCE
Common share NAV $13.76 $15.80 $16.24 $24.27 $13.22
Common share price $13.37 $14.11 $15.68 $24.93 $12.76
Premium/(Discount) to NAV (2.83)% (10.70)% (3.45)% 2.72% (3.48)%
Average premium/(discount) to NAV (0.29)% (7.44)% (0.07)% 5.58% (1.00)%

About the Funds’ Benchmarks

Chicago Board Options Exchange ( Cboe ) Dow Jones Industrial Average (DJIA) BuyWrite Index (BXD
SM
):
An index
designed to measure the performance of a hypothetical buy-write strategy on the Dow Jones Industrial Average. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Chicago Board Options Exchange ( Cboe ) Nasdaq 100 BuyWrite Index (BXN
SM
):
An index designed to measure the
performance of a hypothetical buy-write strategy on the Nasdaq 100® Index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Chicago Board Options Exchange ( Cboe ) S&P 500
®
BuyWrite Index (BXM
SM
):
An index designed to measure the
performance of a hypothetical buy-write strategy on the S&P 500® Index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
DIAX Blended Benchmark:
Consists of: 1) 55% Chicago Board Options Exchange ( Cboe ) DJIA BuyWrite Index (BXDSM) (defined herein), and 2) 45% Dow Jones Industrial Average Index (DJIA) (defined herein). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Dow Jones Industrial Average Index (DJIA):
An index designed to measure the performance of 30 actively traded U.S. large cap stocks. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
JCE Blended Benchmark:
Consists of: 1) 50% S&P 500® Index (defined herein), and 2) 50% Chicago Board Options Exchange
( Cboe ) S&P 500® Buywrite Index (BXMSM) (defined herein). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Nasdaq 100
®
Index:
An index that includes 100 of the largest domestic and international non-financial equity securities listed on the Nasdaq Stock Market based on market capitalization. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
QQQX Blended Benchmark:
Consists of: 1) 55% Chicago Board Options Exchange ( Cboe ) Nasdaq 100 BuyWrite Index
(BXNSM) (defined herein), and 2) 45% Nasdaq 100® Index (defined herein). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P 500
®
Index:
An index generally considered representative of the U.S. equity market. The index includes 500 leading companies and covers approximately 80% of available market capitalization. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
SPXX Blended Benchmark:
Consists of: 1) 55% Chicago Board Options Exchange ( Cboe ) S&P 500® BuyWrite Index (BXMSM)
(defined herein), and 2) 45% S&P 500® Index (defined herein). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Nuveen S&P 500 Buy-Write Income Fund
Performance Overview and Holding Summaries June 30, 2023
BXMX
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
*For purposes of Fund performance, relative results are measured against the Cboe S&P 500
®
BuyWrite Index (BXM
SM
).
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
June 30, 2023
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
BXMX at Common Share NAV 10/26/04 13.36% 16.25% 6.99% 7.52%
BXMX at Common Share Price 10/26/04 9.52% 16.36% 6.19% 8.17%
Cboe S&P 500® BuyWrite Index (BXMSM) — 10.47% 9.02% 4.42% 6.26%

Holdings Summaries as of June 30, 2023
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
Fund Allocation
(% of net assets)
Common Stocks 100.9%
Repurchase Agreements 2.9%
Other Assets & Liabilities, Net (3.8)%
Net Assets 100%
Portfolio Composition
1
(% of total investments)
Software 10.1%
Technology Hardware, Storage
& Peripherals 7.9%
Semiconductors &
Semiconductor Equipment 7.0%
Interactive Media & Services 5.4%
Financial Services 4.6%
Pharmaceuticals 4.4%
Oil, Gas & Consumable Fuels 3.5%
Broadline Retail 3.2%
Health Care Providers & Services 2.8%
Banks 2.8%
Capital Markets 2.5%
Health Care Equipment &
Supplies 2.3%
Automobiles 2.2%
Specialty Retail 1.9%
Hotels, Restaurants & Leisure 1.9%
Insurance 1.9%
Consumer Staples Distribution
& Retail 1.8%
Biotechnology 1.8%
Aerospace & Defense 1.7%
Chemicals 1.7%
Beverages 1.6%
Machinery 1.6%
Household Products 1.4%
Life Sciences Tools & Services 1.3%
Other 19.9%
Repurchase Agreements 2.8%
Total Investments 100%
Top Five Common Stock Holdings
(% of net assets)
Apple Inc 8.1%
Microsoft Corp 7.0%
Amazon.com Inc 3.2%
NVIDIA Corp 2.9%
Alphabet Inc , Class A 2.2%
1
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Dow 30SM Dynamic Overwrite Fund
Performance Overview and Holding Summaries June 30, 2023
DIAX
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
*For purposes of Fund performance, relative results are measured against the DIAX Blended Benchmark. The Fund’s Blended Benchmark consists of:
1) 55% Chicago Board Options Exchange (Cboe) DJIA BuyWrite Index (BXD
SM
) and 2) 45% Dow Jones Industrial Average Index (DJIA).
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
June 30, 2023
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
DIAX at Common Share NAV 4/29/05 1.14% 7.34% 4.25% 7.10%
DIAX at Common Share Price 4/29/05 (5.34)% (0.06)% 1.84% 6.87%
Dow Jones Industrial Average Index (DJIA) — 4.94% 14.23% 9.59% 11.26%
DIAX Blended Benchmark — 5.55% 10.13% 7.29% 8.19%

Holdings Summaries as of June 30, 2023
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
Fund Allocation
(% of net assets)
Common Stocks 99 .9%
Exchange-Traded Funds 0 .9%
Options Purchased 0 .0%
Repurchase Agreements 1 .8%
Other Assets & Liabilities, Net (2.6)%
Net Assets 100%
Portfolio Composition
1
(% of total investments)
Software 10.3%
Health Care Providers & Services 9.0%
Capital Markets 6.0%
Specialty Retail 5.8%
Industrial Conglomerates 5.7%
Hotels, Restaurants & Leisure 5.6%
Pharmaceuticals 5.2%
Machinery 4.6%
Financial Services 4.4%
Biotechnology 4.2%
Aerospace & Defense 3.9%
Technology Hardware, Storage
& Peripherals 3.6%
Consumer Staples Distribution
& Retail 3.5%
Consumer Finance 3.3%
Insurance 3.2%
Other 19.1%
Exchange-Traded Funds 0.9%
Options Purchased 0.0%
Repurchase Agreements 1.7%
Total Investments 100%
Top Five Common Stock Holdings
(% of net assets)
UnitedHealth Group Inc 9.2%
Microsoft Corp 6.5%
Goldman Sachs Group Inc/The 6.2%
Home Depot Inc/The 5.9%
McDonald's Corp 5.7%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen S&P 500 Dynamic Overwrite Fund
Performance Overview and Holding Summaries as of June 30, 2023
SPXX
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
*For purposes of Fund performance, relative results are measured against the SPXX Blended Benchmark. The Fund’s Blended Benchmark consists of:
1) 55% Chicago Board Options Exchange (Cboe) S&P 500
®
BuyWrite Index (BXM
SM
) and 2) 45% S&P 500
®
Index.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
June 30, 2023
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
SPXX at Common Share NAV 11/22/05 13.83% 14.29% 7.20% 7.89%
SPXX at Common Share Price 11/22/05 1.00% 8.07% 5.83% 8.66%
S&P 500® Index — 16.89% 19.59% 12.31% 12.86%
SPXX Blended Benchmark — 13.36% 13.80% 8.01% 9.26%

Holdings Summaries as of June 30, 2023
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
Fund Allocation
(% of net assets)
Common Stocks 99 .0%
Exchange-Traded Funds 1 .8%
Options Purchased 0 .0%
Investments Purchased with
Collateral from Securities
Lending 0 .1%
Repurchase Agreements 1 .7%
Other Assets & Liabilities, Net (2.6)%
Net Assets 100%
Portfolio Composition
1
(% of total investments)
Software 10.0%
Technology Hardware, Storage
& Peripherals 8.1%
Semiconductors &
Semiconductor Equipment 7.3%
Interactive Media & Services 5.6%
Financial Services 4.9%
Pharmaceuticals 4.3%
Oil, Gas & Consumable Fuels 3.6%
Broadline Retail 3.4%
Banks 2.9%
Health Care Providers & Services 2.9%
Health Care Equipment &
Supplies 2.9%
Capital Markets 2.6%
Hotels, Restaurants & Leisure 2.1%
Insurance 2.0%
Beverages 2.0%
Consumer Staples Distribution
& Retail 1.9%
Biotechnology 1.9%
Machinery 1.9%
Specialty Retail 1.9%
Automobiles 1.7%
Electric Utilities 1.6%
Aerospace & Defense 1.5%
Life Sciences Tools & Services 1.4%
Other 18.1%
Exchange-Traded Funds 1.8%
Options Purchased 0.0%
Investments Purchased with
Collateral from Securities
Lending 0.1%
Repurchase Agreements 1.6%
Total 100%
Top Five Common Stock Holdings
(% of net assets)
Apple Inc 8.2%
Microsoft Corp 7.2%
Amazon.com Inc 3.4%
NVIDIA Corp 3.0%
Alphabet Inc, Class A 2.1%
1
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Nasdaq 100 Dynamic Overwrite Fund
Performance Overview and Holding Summaries as of June 30, 2023
QQQX
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
*For purposes of Fund performance, relative results are measured against the QQQX Blended Benchmark. The Fund’s Blended Benchmark consists of: 1) 55% Chicago Board Options Exchange (Cboe) Nasdaq 100 BuyWrite Index (BXN
SM
) and 2) 45% Nasdaq 100
®
Index.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
June 30, 2023
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
QQQX at Common Share NAV 1/30/07 28.24% 20.02% 8.56% 12.04%
QQQX at Common Share Price 1/30/07 26.38% 24.12% 6.43% 12.54%
Nasdaq 100® Index — 39.35% 33.13% 17.66% 19.22%
QQQX Blended Benchmark — 28.04% 22.72% 10.83% 12.83%

Holdings Summaries as of June 30, 2023
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
Fund Allocation
(% of net assets)
Common Stocks 99.4%
Exchange-Traded Funds 1.4%
Options Purchased 0.0%
Investments Purchased with
Collateral from Securities
Lending 0.0%
Repurchase Agreements 1.7%
Other Assets & Liabilities, Net (2.5)%
Net Assets 100%
Portfolio Composition
1
(% of total investments)
Software 19.6%
Technology Hardware, Storage
& Peripherals 14.7%
Semiconductors &
Semiconductor Equipment 13.0%
Interactive Media & Services 12.8%
Broadline Retail 6.7%
Automobiles 4.4%
Biotechnology 3.1%
Media 2.4%
Hotels, Restaurants & Leisure 2.4%
Communications Equipment 2.2%
Financial Services 1.9%
Beverages 1.6%
Food Products 1.2%
Consumer Staples Distribution
& Retail 1.2%
Life Sciences Tools & Services 1.1%
Health Care Equipment &
Supplies 0.9%
Capital Markets 0.8%
Specialty Retail 0.7%
Electric Utilities 0.6%
Machinery 0.6%
Entertainment 0.5%
Ground Transportation 0.4%
Distributors 0.4%
Other 3.8%
Exchange-Traded Funds 1.3%
Options Purchased 0.0%
Investments Purchased with
Collateral from Securities
Lending 0.0%
Repurchase Agreements 1.7%
Total 100%
Top Five Common Stock Holdings
(% of net assets)
Microsoft Corp 15.1%
Apple Inc 15.0%
Amazon.com Inc 6.9%
Alphabet Inc, Class A 5.0%
Meta Platforms Inc 4.6%
1
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Core Equity Alpha Fund
Performance Overview and Holding Summaries as of June 30, 2023
JCE
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
*For purposes of Fund performance, relative results are measured against the JCE Blended Benchmark. The Fund’s Blended Benchmark consists of:
1) 50% S&P 500
®
Index and 2) 50% Chicago Board Options Exchange (Cboe) S&P 500
®
BuyWrite Index (BXM
SM
).
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
June 30, 2023
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
JCE at Common Share NAV 3/27/07 15.31% 16.08% 8.48% 9.92%
JCE at Common Share Price 3/27/07 (0.84)% 12.65% 7.77% 10.67%
S&P 500® Index — 16.89% 19.59% 12.31% 12.86%
JCE Blended Benchmark — 13.68% 14.33% 8.40% 9.59%

Holdings Summaries as of June 30, 2023
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
d
Fund Allocation
(% of net assets)
Common Stocks 99 .9%
Exchange-Traded Funds 1 .1%
Options Purchased 0 .0%
Repurchase Agreements 2 .6%
Other Assets & Liabilities, Net (3.6)%
Net Assets 100%
Portfolio Composition
1
(% of total investments)
Software 12.9%
Technology Hardware, Storage
& Peripherals 8.2%
Interactive Media & Services 6.4%
Pharmaceuticals 5.3%
Health Care Providers & Services 5.0%
Semiconductors &
Semiconductor Equipment 4.8%
Financial Services 4.7%
Broadline Retail 3.5%
Oil, Gas & Consumable Fuels 3.4%
Specialty Retail 3.3%
Life Sciences Tools & Services 3.3%
Aerospace & Defense 2.6%
Health Care Equipment &
Supplies 2.5%
Machinery 2.1%
Chemicals 1.9%
Beverages 1.9%
Hotels, Restaurants & Leisure 1.9%
Household Products 1.9%
Consumer Staples Distribution
& Retail 1.8%
Banks 1.6%
Electrical Equipment 1.4%
Professional Services 1.3%
Communications Equipment 1.2%
Commercial Services & Supplies 1.1%
Other 12.5%
Exchange-Traded Funds 1.0%
Options Purchased 0.0%
Repurchase Agreements 2.5%
Total 100%
Top Five Common Stock Holdings
(% of net assets)
Apple Inc 8.5%
Microsoft Corp 6.8%
Amazon.com Inc 3.7%
NVIDIA Corp 3.1%
Meta Platforms Inc 2.5%
1
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen S&P 500 Buy-Write Income Fund
Portfolio of Investments June 30, 2023
(Unaudited)
BXMX
vb
Shares Description (1) Value
LONG-TERM INVESTMENTS - 100.9%
X – COMMON STOCKS - 100.9% (2)
X 1,447,208,221
Aerospace & Defense - 1.8%
25,882 Boeing Co/The (3) $ 5,465,243
9,566 HEICO Corp 1,692,608
71,126 Howmet Aerospace Inc 3,525,005
9,120 Northrop Grumman Corp 4,156,896
99,428 Raytheon Technologies Corp 9,739,967
4,597 Woodward Inc 546,629
Total Aerospace & Defense 25,126,348
Air Freight & Logistics - 0.6%
50,671 United Parcel Service Inc, Class B 9,082,777
Total Air Freight & Logistics 9,082,777
Automobile Components - 0.1%
50,606 Gentex Corp 1,480,731
9,851 Goodyear Tire & Rubber Co/The (3) 134,762
Total Automobile Components 1,615,493
Automobiles - 2.3%
277,036 Ford Motor Co 4,191,555
16,446 Harley-Davidson Inc 579,064
107,315 Tesla Inc (3) 28,091,847
Total Automobiles 32,862,466
Banks - 2.9%
341,219 Bank of America Corp 9,789,573
124,092 Citigroup Inc 5,713,196
26,341 Comerica Inc 1,115,805
69,706 Fifth Third Bancorp 1,826,994
51,859 First Horizon Corp 584,451
128,335 JPMorgan Chase & Co 18,665,042
148,632 KeyCorp 1,373,360
14,051 M&T Bank Corp 1,738,952
31,763 Zions Bancorp NA 853,154
Total Banks 41,660,527
Beverages - 1.6%
247,954 Coca-Cola Co/The 14,931,790
117,502 Keurig Dr Pepper Inc 3,674,287
80,074 Monster Beverage Corp (3) 4,599,451
Total Beverages 23,205,528
Biotechnology - 1.9%
78,698 AbbVie Inc 10,602,981
1,757 Alnylam Pharmaceuticals Inc (3) 333,725
28,228 Amgen Inc 6,267,181
9,647 Biogen Inc (3) 2,747,948
9,243 BioMarin Pharmaceutical Inc (3) 801,183
2,000 Exact Sciences Corp (3) 187,800
67,257 Gilead Sciences Inc 5,183,497
3,110 Horizon Therapeutics Plc (3) 319,863
1,684 Seagen Inc (3) 324,103
Total Biotechnology 26,768,281

Shares Description (1) Value
Broadline Retail - 3.3%
354,634 Amazon.com Inc (3) $ 46,230,088
2,509 JD.com Inc, ADR 85,632
12,760 Macy's Inc 204,798
173 MercadoLibre Inc (3) 204,936
16,563 Nordstrom Inc 339,045
Total Broadline Retail 47,064,499
Building Products - 0.4%
17,715 Allegion plc 2,126,154
23,666 Fortune Brands Innovations Inc 1,702,769
43,726 Masco Corp 2,508,998
Total Building Products 6,337,921
Capital Markets - 2.6%
11,264 Blackstone Inc 1,047,214
71,247 Charles Schwab Corp/The 4,038,280
23,102 CME Group Inc 4,280,570
44,488 Intercontinental Exchange Inc 5,030,703
53,398 Jefferies Financial Group Inc 1,771,212
27,800 KKR & Co Inc 1,556,800
4,247 LPL Financial Holdings Inc 923,425
84,152 Morgan Stanley 7,186,581
8,344 MSCI Inc 3,915,756
19,659 S&P Global Inc 7,881,096
Total Capital Markets 37,631,637
Chemicals - 1.8%
16,669 Chemours Co/The 614,919
52,881 Corteva Inc 3,030,081
93,269 Dow Inc 4,967,507
50,400 DuPont de Nemours Inc 3,600,576
23,362 Eastman Chemical Co 1,955,867
23,857 Linde PLC 9,091,426
10,656 Olin Corp 547,612
14,399 RPM International Inc 1,292,022
Total Chemicals 25,100,010
Commercial Services & Supplies - 0.6%
14,179 Waste Connections Inc 2,026,604
37,983 Waste Management Inc 6,587,012
Total Commercial Services & Supplies 8,613,616
Communications Equipment - 0.9%
19,049 Ciena Corp (3) 809,392
220,344 Cisco Systems Inc 11,400,599
5,140 Lumentum Holdings Inc (3) 291,592
27,916 Viavi Solutions Inc (3) 316,288
Total Communications Equipment 12,817,871
Construction Materials - 0.4%
11,251 Martin Marietta Materials Inc 5,194,474
Total Construction Materials 5,194,474
Consumer Finance - 0.5%
54,263 Discover Financial Services 6,340,632
89,957 SLM Corp 1,468,098
Total Consumer Finance 7,808,730

Nuveen S&P 500 Buy-Write Income Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

BXMX
Shares Description (1) Value
Consumer Staples Distribution & Retail - 1.9%
4,507 Casey's General Stores Inc $ 1,099,167
22,194 Costco Wholesale Corp 11,948,806
31,203 Target Corp 4,115,676
15,913 US Foods Holding Corp (3) 700,172
57,820 Walmart Inc 9,088,147
Total Consumer Staples Distribution & Retail 26,951,968
Containers & Packaging - 0.2%
9,313 Avery Dennison Corp 1,599,973
7,888 Crown Holdings Inc 685,231
18,945 Sonoco Products Co 1,118,134
Total Containers & Packaging 3,403,338
Distributors - 0.2%
51,888 LKQ Corp 3,023,514
Total Distributors 3,023,514
Diversified Telecommunication Services - 0.7%
289,276 Verizon Communications Inc 10,758,174
Total Diversified Telecommunication Services 10,758,174
Electric Utilities - 1.2%
58,152 Evergy Inc 3,397,240
117,389 NextEra Energy Inc 8,710,264
74,176 OGE Energy Corp 2,663,660
29,198 Pinnacle West Capital Corp 2,378,469
Total Electric Utilities 17,149,633
Electrical Equipment - 0.7%
46,441 Emerson Electric Co 4,197,802
8,860 Hubbell Inc 2,937,621
10,242 Rockwell Automation Inc 3,374,227
Total Electrical Equipment 10,509,650
Electronic Equipment, Instruments & Components - 0.6%
20,728 CDW Corp/DE 3,803,588
123,423 Corning Inc 4,324,742
Total Electronic Equipment, Instruments & Components 8,128,330
Energy Equipment & Services - 0.5%
111,723 Halliburton Co 3,685,742
77,600 Schlumberger NV 3,811,712
Total Energy Equipment & Services 7,497,454
Entertainment - 1.2%
19,486 Netflix Inc (3) 8,583,388
1,091 Roku Inc (3) 69,780
93,635 Walt Disney Co/The (3) 8,359,733
Total Entertainment 17,012,901
Financial Services - 4.8%
86,707 Berkshire Hathaway Inc, Class B (3) 29,567,087
10,543 Block Inc (3) 701,848
61,048 Fidelity National Information Services Inc 3,339,326
32,297 Mastercard Inc, Class A 12,702,410
48,313 MGIC Investment Corp 762,862
55,304 PayPal Holdings Inc (3) 3,690,436
75,786 Visa Inc, Class A 17,997,659
Total Financial Services 68,761,628

Shares Description (1) Value
Food Products - 0.9%
45,346 Hormel Foods Corp $ 1,823,816
132,012 Mondelez International Inc, Class A 9,628,955
12,100 Post Holdings Inc (3) 1,048,465
Total Food Products 12,501,236
Gas Utilities - 0.3%
33,294 Atmos Energy Corp 3,873,424
2,933 National Fuel Gas Co 150,639
Total Gas Utilities 4,024,063
Ground Transportation - 0.8%
23,404 Canadian Pacific Railway Ltd 1,890,341
4,425 Lyft Inc, Class A (3) 42,436
21,947 Norfolk Southern Corp 4,976,702
11,774 Old Dominion Freight Line Inc 4,353,436
15,588 Uber Technologies Inc (3) 672,934
Total Ground Transportation 11,935,849
Health Care Equipment & Supplies - 2.4%
96,418 Abbott Laboratories 10,511,490
30,144 Alcon Inc 2,475,124
43,732 Baxter International Inc 1,992,430
116,361 Boston Scientific Corp (3) 6,293,967
20,181 GE HealthCare Technologies Inc 1,639,504
8,009 IDEXX Laboratories Inc (3) 4,022,360
82,736 Medtronic PLC 7,289,042
Total Health Care Equipment & Supplies 34,223,917
Health Care Providers & Services - 2.9%
20,430 Cigna Group/The 5,732,658
63,378 CVS Health Corp 4,381,321
14,592 Elevance Health Inc 6,483,080
16,250 HCA Inc 4,931,550
42,162 UnitedHealth Group Inc 20,264,744
Total Health Care Providers & Services 41,793,353
Health Care REITs - 0.1%
42,198 Healthcare Realty Trust Inc 795,854
8,339 Sabra Health Care REIT Inc 98,150
Total Health Care REITs 894,004
Health Care Technology - 0.1%
6,833 Veeva Systems Inc, Class A (3) 1,351,089
Total Health Care Technology 1,351,089
Hotels, Restaurants & Leisure - 2.0%
2,484 Booking Holdings Inc (3) 6,707,620
29,264 Marriott International Inc/MD, Class A 5,375,504
34,766 McDonald's Corp 10,374,522
16,077 Restaurant Brands International Inc 1,246,289
51,807 Starbucks Corp 5,132,001
Total Hotels, Restaurants & Leisure 28,835,936
Household Durables - 0.4%
23,148 Garmin Ltd (3) 2,414,105
32,919 KB Home 1,702,241
6,575 TopBuild Corp (3) 1,749,082
Total Household Durables 5,865,428

Nuveen S&P 500 Buy-Write Income Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

BXMX
Shares Description (1) Value
Household Products - 1.4%
131,517 Procter & Gamble Co/The $ 19,956,390
6,327 Spectrum Brands Holdings Inc 493,822
Total Household Products 20,450,212
Industrial Conglomerates - 1.0%
44,459 General Electric Co 4,883,821
46,062 Honeywell International Inc 9,557,865
Total Industrial Conglomerates 14,441,686
Industrial REITs - 0.0%
19,823 LXP Industrial Trust 193,274
Total Industrial REITs 193,274
Insurance - 2.0%
28,004 Allstate Corp/The 3,053,556
34,937 Arthur J Gallagher & Co 7,671,117
37,130 CNO Financial Group Inc 878,867
23,577 Fidelity National Financial Inc 848,772
73,651 Hartford Financial Services Group Inc/The 5,304,345
9,393 Lincoln National Corp 241,964
3,360 RenaissanceRe Holdings Ltd 626,707
32,951 Travelers Cos Inc/The 5,722,271
71,665 W R Berkley Corp 4,268,367
Total Insurance 28,615,966
Interactive Media & Services - 5.6%
268,491 Alphabet Inc, Class A (3) 32,138,373
186,111 Alphabet Inc, Class C (3) 22,513,848
90,192 Meta Platforms Inc (3) 25,883,300
Total Interactive Media & Services 80,535,521
IT Services - 1.0%
29,105 Accenture PLC, Class A 8,981,221
20,604 Akamai Technologies Inc (3) 1,851,681
6,661 Shopify Inc, Class A (3) 430,301
14,844 VeriSign Inc (3) 3,354,299
Total IT Services 14,617,502
Leisure Products - 0.1%
25,861 Mattel Inc (3) 505,324
6,048 Polaris Inc 731,385
Total Leisure Products 1,236,709
Life Sciences Tools & Services - 1.4%
7,173 ICON PLC (3) 1,794,684
25,063 Thermo Fisher Scientific Inc 13,076,620
17,090 Waters Corp (3) 4,555,169
Total Life Sciences Tools & Services 19,426,473
Machinery - 1.6%
29,025 Caterpillar Inc 7,141,601
31,851 Graco Inc 2,750,334
68,566 Otis Worldwide Corp 6,103,059
15,767 Parker-Hannifin Corp 6,149,761
10,383 Timken Co/The 950,356
Total Machinery 23,095,111

Shares Description (1) Value
Media - 0.8%
216,324 Comcast Corp, Class A $ 8,988,262
17,899 New York Times Co/The, Class A 704,863
78,489 News Corp, Class A 1,530,535
Total Media 11,223,660
Metals & Mining - 0.3%
15,262 Arconic Corp (3) 451,450
20,588 Nucor Corp 3,376,020
Total Metals & Mining 3,827,470
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
26,095 Annaly Capital Management Inc 522,161
Total Mortgage Real Estate Investment Trusts (REITs) 522,161
Multi-Utilities - 1.2%
94,621 Ameren Corp 7,727,697
17,519 NorthWestern Corp 994,379
93,763 WEC Energy Group Inc 8,273,647
Total Multi-Utilities 16,995,723
Office REITs - 0.1%
51,595 Equity Commonwealth 1,045,315
Total Office REITs 1,045,315
Oil, Gas & Consumable Fuels - 3.7%
44,283 Cenovus Energy Inc 751,925
8,394 Cheniere Energy Inc 1,278,910
77,267 Chevron Corp 12,157,962
9,675 CNX Resources Corp (3) 171,441
64,103 ConocoPhillips 6,641,712
177,171 Exxon Mobil Corp 19,001,590
25,709 Hess Corp 3,495,138
30,656 Marathon Petroleum Corp 3,574,490
4,558 Ovintiv Inc 173,523
36,344 Phillips 66 3,466,491
60,610 Suncor Energy Inc 1,777,085
Total Oil, Gas & Consumable Fuels 52,490,267
Passenger Airlines - 0.2%
68,557 American Airlines Group Inc (3) 1,229,913
36,282 United Airlines Holdings Inc (3) 1,990,793
Total Passenger Airlines 3,220,706
Personal Care Products - 0.0%
15,340 BellRing Brands Inc (3) 561,444
Total Personal Care Products 561,444
Pharmaceuticals - 4.6%
116,840 Bristol-Myers Squibb Co 7,471,918
36,480 Eli Lilly & Co 17,108,391
112,159 Johnson & Johnson 18,564,558
112,570 Merck & Co Inc 12,989,452
261,190 Pfizer Inc 9,580,449
Total Pharmaceuticals 65,714,768
Professional Services - 1.2%
28,578 Automatic Data Processing Inc 6,281,159
9,115 Booz Allen Hamilton Holding Corp 1,017,234
15,971 Broadridge Financial Solutions Inc 2,645,277

Nuveen S&P 500 Buy-Write Income Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

BXMX
Shares Description (1) Value
Professional Services (continued)
29,484 CoStar Group Inc (3) $ 2,624,076
9,803 ManpowerGroup Inc 778,358
52,470 SS&C Technologies Holdings Inc 3,179,682
11,679 TransUnion 914,816
Total Professional Services 17,440,602
Residential REITs - 1.0%
123,237 American Homes 4 Rent, Class A 4,368,752
17,121 Apartment Income REIT Corp 617,897
53,114 Apartment Investment and Management Co, Class A 452,531
162,480 Invitation Homes Inc 5,589,312
24,490 Sun Communities Inc 3,194,965
Total Residential REITs 14,223,457
Semiconductors & Semiconductor Equipment - 7.3%
76,406 Advanced Micro Devices Inc (3) 8,703,407
56,923 Applied Materials Inc 8,227,650
20,036 Broadcom Inc 17,379,828
9,062 Lam Research Corp 5,825,597
32,109 Marvell Technology Inc 1,919,476
62,434 Micron Technology Inc 3,940,210
99,405 NVIDIA Corp 42,050,303
26,440 NXP Semiconductors NV 5,411,739
36,779 ON Semiconductor Corp (3) 3,478,558
64,822 QUALCOMM Inc 7,716,411
Total Semiconductors & Semiconductor Equipment 104,653,179
Software - 10.5%
21,139 Adobe Inc (3) 10,336,760
18,415 Autodesk Inc (3) 3,767,893
16,990 Black Knight Inc (3) 1,014,813
10,744 Check Point Software Technologies Ltd (3) 1,349,661
45,484 Fortinet Inc (3) 3,438,136
296,626 Microsoft Corp 101,013,018
81,715 Oracle Corp 9,731,439
4,536 Palo Alto Networks Inc (3) 1,158,993
46,556 Salesforce Inc (3) 9,835,421
10,782 ServiceNow Inc (3) 6,059,160
16,155 VMware Inc, Class A (3) 2,321,312
Total Software 150,026,606
Specialized REITs - 0.9%
31,872 American Tower Corp 6,181,256
55,269 CubeSmart 2,468,313
142,164 Weyerhaeuser Co 4,763,916
Total Specialized REITs 13,413,485
Specialty Retail - 2.0%
8,358 American Eagle Outfitters Inc 98,624
21,542 Best Buy Co Inc 1,765,367
2,461 Burlington Stores Inc (3) 387,337
4,252 Dick's Sporting Goods Inc 562,072
4,736 Five Below Inc (3) 930,813
50,051 Home Depot Inc/The 15,547,843
29,953 Lowe's Cos Inc 6,760,392
6,237 Ulta Beauty Inc (3) 2,935,101
Total Specialty Retail 28,987,549

Investments in Derivatives
Shares Description (1) Value
Technology Hardware, Storage & Peripherals - 8.2%
597,308 Apple Inc $ 115,859,833
26,933 Dell Technologies Inc, Class C 1,457,344
Total Technology Hardware, Storage & Peripherals 117,317,177
Textiles, Apparel & Luxury Goods - 0.5%
6,689 Kontoor Brands Inc 281,607
3,315 Lululemon Athletica Inc (3) 1,254,728
56,404 NIKE Inc, Class B 6,225,309
Total Textiles, Apparel & Luxury Goods 7,761,644
Tobacco - 0.7%
213,221 Altria Group Inc 9,658,911
Total Tobacco 9,658,911
Total Common Stocks
(cost $532,120,102) 1,447,208,221
Total Long-Term Investments
(cost $532,120,102) 1,447,208,221
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  2.9%
X – REPURCHASE AGREEMENTS - 2.9%
X 41,111,132
$ 36,920 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 6/30/23, repurchase price
$36,935,414, collateralized by $38,195,600,
U.S. Treasury Note, 3.750%, due 6/30/30, value
$37,658,474
5.010% 7/03/23 $ 36,920,000
4,191 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 6/30/23, repurchase price
$4,191,663, collateralized by $4,885,000, U.S. Treasury
Note, 1.500%, due 11/30/28, value $4,275,038
1.520% 7/03/23 4,191,132
Total Repurchase Agreements
(cost $41,111,132) 41,111,132
Total Short-Term Investments
(cost $41,111,132) 41,111,132
Total Investments
(cost $573,231,234 ) - 103.8% 1,488,319,353
Other Assets & Liabilities, Net -   (3.8)%(4) (54,910,208)
Net Assets Applicable to Common Shares - 100% $ 1,433,409,145
Options Written
Description Type
Number of
Contracts
Notional
Amount (5)
Exercise
Price Expiration Date Value
S&P 500 Index Call (358) $ (153,940,000) $ 4,300 8/18/23 $ (7,029,330)
S&P 500 Index Call (716) (309,670,000) 4,325 8/18/23 (12,562,220)
S&P 500 Index Call (358) (155,730,000) 4,350 8/18/23 (5,550,790)
S&P 500 Index Call (358) (161,100,000) 4,500 8/18/23 (2,502,420)
S&P 500 Index Call (358) (160,205,000) 4,475 8/31/23 (3,003,620)
S&P 500 Index Call (358) (158,415,000) 4,425 9/15/23 (4,705,910)
S&P 500 Index Call (358) (161,100,000) 4,500 9/15/23 (3,014,360)
S&P 500 Index Call (358) (162,890,000) 4,550 9/15/23 (2,119,360)
Total Options Written (premiums received
$27,664,169) (3,222) $(1,423,050,000) $(40,488,010)

Nuveen S&P 500 Buy-Write Income Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

BXMX
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) The Fund may designate up to 100% of its common stock investments to cover outstanding options written.
(3) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(4) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the
Statement of Assets and Liabilities, when applicable.
(5) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
S&P Standard & Poor's
See Notes to Financial Statements

Nuveen Dow 30
SM
Dynamic Overwrite Fund
Portfolio of Investments June 30, 2023
(Unaudited)
DIAX
Shares Description (1) Value
LONG-TERM INVESTMENTS - 100.8%
X – COMMON STOCKS - 99.9%
X 574,106,256
Aerospace & Defense - 4.0%
109,970 Boeing Co/The (2) $ 23,221,265
Total Aerospace & Defense 23,221,265
Banks - 2.8%
109,970 JPMorgan Chase & Co 15,994,037
Total Banks 15,994,037
Beverages - 1.2%
109,970 Coca-Cola Co/The 6,622,393
Total Beverages 6,622,393
Biotechnology - 4.3%
109,970 Amgen Inc (3) 24,415,539
Total Biotechnology 24,415,539
Capital Markets - 6.2%
109,970 Goldman Sachs Group Inc /The (3) 35,469,724
Total Capital Markets 35,469,724
Chemicals - 1.0%
109,969 Dow Inc 5,856,949
Total Chemicals 5,856,949
Communications Equipment - 1.0%
109,970 Cisco Systems Inc 5,689,848
Total Communications Equipment 5,689,848
Consumer Finance - 3.3%
109,970 American Express Co 19,156,774
Total Consumer Finance 19,156,774
Consumer Staples Distribution & Retail - 3.6%
109,970 Walgreens Boots Alliance Inc 3,133,045
109,970 Walmart Inc 17,285,085
Total Consumer Staples Distribution & Retail 20,418,130
Diversified Telecommunication Services - 0.7%
109,970 Verizon Communications Inc 4,089,784
Total Diversified Telecommunication Services 4,089,784
Entertainment - 1.7%
109,970 Walt Disney Co/The (2) 9,818,122
Total Entertainment 9,818,122
Financial Services - 4.5%
109,970 Visa Inc , Class A 26,115,675
Total Financial Services 26,115,675
Health Care Providers & Services - 9.2%
109,970 UnitedHealth Group Inc 52,855,982
Total Health Care Providers & Services 52,855,982

Nuveen Dow 30SM Dynamic Overwrite Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

DIAX
Shares Description (1) Value
Hotels, Restaurants & Leisure - 5.7%
109,970 McDonald's Corp $ 32,816,148
Total Hotels, Restaurants & Leisure 32,816,148
Household Products - 2.9%
109,969 Procter & Gamble Co/The 16,686,696
Total Household Products 16,686,696
Industrial Conglomerates - 5.9%
109,970 3M Co 11,006,897
109,970 Honeywell International Inc 22,818,775
Total Industrial Conglomerates 33,825,672
Insurance - 3.3%
109,970 Travelers Cos Inc /The 19,097,390
Total Insurance 19,097,390
IT Services - 2.6%
109,970 International Business Machines Corp 14,715,086
Total IT Services 14,715,086
Machinery - 4.7%
109,969 Caterpillar Inc 27,057,872
Total Machinery 27,057,872
Oil, Gas & Consumable Fuels - 3.0%
109,970 Chevron Corp 17,303,779
Total Oil, Gas & Consumable Fuels 17,303,779
Pharmaceuticals - 5.4%
109,969 Johnson & Johnson 18,202,069
109,969 Merck & Co Inc 12,689,323
Total Pharmaceuticals 30,891,392
Semiconductors & Semiconductor Equipment - 0.6%
109,970 Intel Corp 3,677,397
Total Semiconductors & Semiconductor Equipment 3,677,397
Software - 10.6%
109,970 Microsoft Corp 37,449,184
109,970 Salesforce Inc (2) 23,232,262
Total Software 60,681,446
Specialty Retail - 5.9%
109,970 Home Depot Inc /The 34,161,081
Total Specialty Retail 34,161,081
Technology Hardware, Storage & Peripherals - 3.7%
109,969 Apple Inc (3) 21,330,687
Total Technology Hardware, Storage & Peripherals 21,330,687
Textiles, Apparel & Luxury Goods - 2.1%
109,970 NIKE Inc , Class B 12,137,388
Total Textiles, Apparel & Luxury Goods 12,137,388
Total Common Stocks
(cost $228,615,965) 574,106,256

Investments in Derivatives
Shares Description (1) Value
X – EXCHANGE-TRADED FUNDS - 0.9%
X 5,286,720
24,000 Vanguard Total Stock Market ETF $ 5,286,720
Total Exchange-Traded Funds
(cost $4,569,982) 5,286,720
Description Type
Number of
Contracts
Notional
Amount (4)
Exercise
Price
Expiration
Date Value
OPTIONS PURCHASED - 0.0%
X –
CBOE Volatility Index Call 100 $ 300,000 $ 30 8/16/23 $ 4,250
CBOE Volatility Index Call 100 220,000 22 7/19/23 2,000
General Mills Inc Call 100 900,000 90 7/21/23 250
iShares U.S. Home Construction ETF Put 100 750,000 75 7/21/23 642
Total Options Purchased
(cost $47,615) 400 $ 2,170,000 7,142
Total Long-Term Investments
(cost $233,233,562) 579,400,118
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.8%
– REPURCHASE AGREEMENTS - 1.8%
X 10,246,686
$ 10,247 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 6/30/23, repurchase price
$10,247,984, collateralized by $11,942,900, U.S.
Treasury Note, 1.500%, due 11/30/28, value
$10,451,659
1.520% 7/03/23 $ 10,246,686
Total Repurchase Agreements
(cost $10,246,686) 10,246,686
Total Short-Term Investments
(cost $10,246,686) 10,246,686
Total Investments
(cost $243,480,248 ) - 102.6% 589,646,804
Other Assets & Liabilities, Net -   (2.6)%(5) (15,104,493)
Net Assets Applicable to Common Shares - 100% $ 574,542,311
Options Written
Description Type
Number of
Contracts
Notional
Amount (5)
Exercise
Price Expiration Date Value
Invesco QQQ Trust Series 1 Call (300) $ (10,200,000) $ 340 7/21/23 $ (919,462)
Russell 2000 Index Call (20) (3,800,000) 1,900 7/21/23 (47,500)
S&P 500 Index Call (25) (10,750,000) 4,300 7/21/23 (413,500)
S&P 500 Index Call (80) (34,600,000) 4,325 7/21/23 (1,134,800)
S&P 500 Index Call (60) (26,100,000) 4,350 7/21/23 (711,000)
S&P 500 Index Call (340) (150,790,000) 4,435 7/21/23 (1,830,900)
S&P 500 Index Call (60) (26,700,000) 4,450 7/21/23 (269,100)
S&P 500 Index Call (30) (13,500,000) 4,500 7/21/23 (66,900)
Total Options Written (premiums received $3,450,347) (915) $(276,440,000) $(5,393,162)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(4) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.

Nuveen Dow 30SM Dynamic Overwrite Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

DIAX
(5) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the
Statement of Assets and Liabilities, when applicable.
CBOE Chicago Board Options Exchange
ETF Exchange-Traded Fund
S&P Standard & Poor's
See Notes to Financial Statements

Nuveen S&P 500 Dynamic Overwrite Fund
Portfolio of Investments June 30, 2023
(Unaudited)
SPXX
Shares Description (1) Value
LONG-TERM INVESTMENTS - 100.8%
X – COMMON STOCKS - 99.0%
X 288,746,083
Aerospace & Defense - 1.6%
5,759 Boeing Co/The (2) $ 1,216,071
1,033 BWX Technologies Inc 73,932
341 Curtiss-Wright Corp 62,628
1,527 HEICO Corp 270,187
2,947 Lockheed Martin Corp 1,356,740
16,848 Raytheon Technologies Corp 1,650,430
Total Aerospace & Defense 4,629,988
Air Freight & Logistics - 0.6%
935 GXO Logistics Inc (2) 58,736
9,091 United Parcel Service Inc, Class B 1,629,562
Total Air Freight & Logistics 1,688,298
Automobile Components - 0.3%
890 Adient PLC (2) 34,105
606 Fox Factory Holding Corp (2) 65,757
5,866 Gentex Corp 171,639
1,876 Goodyear Tire & Rubber Co/The (2) 25,664
2,778 Lear Corp 398,782
742 Visteon Corp (2) 106,558
Total Automobile Components 802,505
Automobiles - 1.7%
5,520 Fisker Inc (2),(3) 31,133
2,305 Harley-Davidson Inc 81,159
1,133 Rivian Automotive Inc, Class A (2) 18,876
18,449 Tesla Inc (2) 4,829,395
1,369 Thor Industries Inc 141,691
Total Automobiles 5,102,254
Banks - 3.0%
44,693 Bank of America Corp 1,282,242
24,922 Citigroup Inc 1,147,409
4,563 Columbia Banking System Inc 92,538
1,105 Cullen/Frost Bankers Inc 118,821
191 First Citizens BancShares Inc/NC, Class A 245,139
4,948 First Horizon Corp 55,764
28,382 JPMorgan Chase & Co 4,127,878
4,106 New York Community Bancorp Inc 46,151
1,095 Synovus Financial Corp 33,124
650 Texas Capital Bancshares Inc (2) 33,475
2,227 Webster Financial Corp 84,069
32,799 Wells Fargo & Co 1,399,861
1,884 Wintrust Financial Corp 136,816
Total Banks 8,803,287
Beverages - 2.0%
188 Boston Beer Co Inc/The, Class A (2) 57,987
46,630 Coca-Cola Co/The 2,808,059
16,493 PepsiCo Inc 3,054,833
Total Beverages 5,920,879

Nuveen S&P 500 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

SPXX
Shares Description (1) Value
Biotechnology - 2.0%
16,944 AbbVie Inc $ 2,282,865
2,527 Alkermes PLC (2) 79,095
221 Alnylam Pharmaceuticals Inc (2) 41,977
6,353 Amgen Inc 1,410,493
1,362 BioMarin Pharmaceutical Inc (2) 118,058
1,713 Exact Sciences Corp (2) 160,851
4,414 Exelixis Inc (2) 84,352
1,972 Halozyme Therapeutics Inc (2) 71,130
910 Horizon Therapeutics Plc (2) 93,593
787 Ionis Pharmaceuticals Inc (2) 32,291
462 Mirati Therapeutics Inc (2) 16,692
171 Neurocrine Biosciences Inc (2) 16,125
632 Sarepta Therapeutics Inc (2) 72,377
790 Seagen Inc (2) 152,043
798 United Therapeutics Corp (2) 176,159
2,719 Vertex Pharmaceuticals Inc (2) 956,843
Total Biotechnology 5,764,944
Broadline Retail - 3.5%
77,160 Amazon.com Inc (2),(4) 10,058,578
3,604 Macy's Inc 57,844
17 MercadoLibre Inc (2) 20,138
866 PDD Holdings Inc (2) 59,875
Total Broadline Retail 10,196,435
Building Products - 0.3%
947 Carlisle Cos Inc 242,934
998 Fortune Brands Innovations Inc 71,806
936 Lennox International Inc 305,202
2,476 Owens Corning 323,118
397 Trex Co Inc (2) 26,027
Total Building Products 969,087
Capital Markets - 2.7%
1,644 BlackRock Inc 1,136,234
15,100 Charles Schwab Corp/The 855,868
820 Coinbase Global Inc, Class A (2) 58,671
4,325 Goldman Sachs Group Inc/The 1,394,986
962 Interactive Brokers Group Inc, Class A 79,913
8,753 Intercontinental Exchange Inc 989,789
1,228 Janus Henderson Group PLC 33,463
3,908 KKR & Co Inc 218,848
508 LPL Financial Holdings Inc 110,455
15,489 Morgan Stanley 1,322,761
3,649 Robinhood Markets Inc, Class A (2) 36,417
3,662 S&P Global Inc 1,468,059
1,119 Tradeweb Markets Inc, Class A 76,629
Total Capital Markets 7,782,093
Chemicals - 1.2%
2,733 Ashland Inc 237,525
7,632 Axalta Coating Systems Ltd (2) 250,406
3,066 Cabot Corp 205,085
7,188 Chemours Co/The 265,165
15,298 Element Solutions Inc 293,722
3,334 HB Fuller Co 238,414
12,046 Huntsman Corp 325,483
1,130 Ingevity Corporation (2) 65,721
765 Minerals Technologies Inc 44,133
152 NewMarket Corp 61,122

Shares Description (1) Value
Chemicals (continued)
5,989 Olin Corp $ 307,775
4,452 RPM International Inc 399,478
3,550 Scotts Miracle-Gro Co/The 222,549
1,517 Sensient Technologies Corp 107,904
577 Stepan Co 55,138
8,818 Tronox Holdings PLC 112,077
6,256 Valvoline Inc 234,663
1,794 Westlake Corp 214,329
Total Chemicals 3,640,689
Commercial Services & Supplies - 0.1%
638 Clean Harbors Inc (2) 104,906
2,741 GEO Group Inc/The (2) 19,626
1,061 RB Global Inc 63,660
Total Commercial Services & Supplies 188,192
Communications Equipment - 0.8%
3,370 Ciena Corp (2) 143,191
44,070 Cisco Systems Inc 2,280,182
851 Lumentum Holdings Inc (2) 48,277
Total Communications Equipment 2,471,650
Construction & Engineering - 0.1%
740 EMCOR Group Inc 136,737
595 MasTec Inc (2) 70,192
54 Valmont Industries Inc 15,717
3,189 WillScot Mobile Mini Holdings Corp (2) 152,402
Total Construction & Engineering 375,048
Consumer Finance - 0.4%
1,817 Ally Financial Inc 49,077
6,691 American Express Co 1,165,572
12,265 SoFi Technologies Inc (2) 102,290
Total Consumer Finance 1,316,939
Consumer Staples Distribution & Retail - 2.0%
4,784 Albertsons Cos Inc, Class A 104,387
2,512 BJ's Wholesale Club Holdings Inc (2) 158,281
362 Casey's General Stores Inc 88,285
4,411 Costco Wholesale Corp 2,374,794
826 Performance Food Group Co (2) 49,758
5,646 Target Corp 744,708
2,236 US Foods Holding Corp (2) 98,384
13,662 Walmart Inc 2,147,393
Total Consumer Staples Distribution & Retail 5,765,990
Containers & Packaging - 0.4%
3,411 Berry Global Group Inc 219,464
4,265 Crown Holdings Inc 370,501
10,647 Graphic Packaging Holding Co 255,847
974 Silgan Holdings Inc 45,671
2,568 Sonoco Products Co 151,563
Total Containers & Packaging 1,043,046
Diversified Consumer Services - 0.0%
477 Bright Horizons Family Solutions Inc (2) 44,099
1,227 Service Corp International/US 79,252
Total Diversified Consumer Services 123,351

Nuveen S&P 500 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

SPXX
Shares Description (1) Value
Diversified REITs - 0.0%
2,063 WP Carey Inc $ 139,376
Total Diversified REITs 139,376
Diversified Telecommunication Services - 0.5%
20,873 Lumen Technologies Inc 47,173
36,333 Verizon Communications Inc 1,351,224
Total Diversified Telecommunication Services 1,398,397
Electric Utilities - 1.7%
1,162 ALLETE Inc 67,361
3,089 Avangrid Inc 116,393
18,646 Duke Energy Corp 1,673,292
2,579 IDACORP Inc 264,605
20,973 NextEra Energy Inc 1,556,197
15,831 OGE Energy Corp 568,491
730 Otter Tail Corp 57,641
3,108 PNM Resources Inc 140,171
7,972 Portland General Electric Co 373,329
Total Electric Utilities 4,817,480
Electrical Equipment - 0.6%
221 Acuity Brands Inc 36,041
6,072 Eaton Corp PLC 1,221,079
744 Hubbell Inc 246,681
2,012 Plug Power Inc (2),(3) 20,905
2,872 Sensata Technologies Holding PLC 129,211
Total Electrical Equipment 1,653,917
Electronic Equipment, Instruments & Components - 0.2%
1,329 Arrow Electronics Inc (2) 190,353
311 Avnet Inc 15,690
414 IPG Photonics Corp (2) 56,229
2,213 Jabil Inc 238,849
1,137 National Instruments Corp 65,264
Total Electronic Equipment, Instruments & Components 566,385
Energy Equipment & Services - 0.2%
1,887 ChampionX Corp 58,573
1,072 Dril-Quip Inc (2) 24,945
4,054 Liberty Energy Inc 54,202
11,967 NOV Inc 191,951
8,230 TechnipFMC PLC (2) 136,783
16,647 Transocean Ltd (2) 116,695
Total Energy Equipment & Services 583,149
Entertainment - 1.3%
1,257 AMC Entertainment Holdings Inc, Class A (2),(3) 5,531
1,107 Liberty Media Corp-Liberty Formula One, Class A (2) 74,855
4,304 Netflix Inc (2) 1,895,869
1,382 ROBLOX Corp, Class A (2) 55,694
1,622 Roku Inc (2) 103,743
1,223 Spotify Technology SA (2) 196,353
15,560 Walt Disney Co/The (2) 1,389,197
704 World Wrestling Entertainment Inc, Class A 76,363
Total Entertainment 3,797,605

Shares Description (1) Value
Financial Services - 5.1%
1,672 Affirm Holdings Inc (2) $ 25,632
16,125 Berkshire Hathaway Inc, Class B (2) 5,498,625
1,558 Block Inc (2) 103,716
3,797 Corebridge Financial Inc 67,055
8,363 Equitable Holdings Inc 227,139
8,329 Mastercard Inc, Class A 3,275,796
2,768 MGIC Investment Corp 43,707
12,890 PayPal Holdings Inc (2) 860,150
440 PennyMac Financial Services Inc 30,936
1,111 Radian Group Inc 28,086
13,006 Rocket Cos Inc, Class A (2) 116,534
1,592 Toast Inc, Class A (2) 35,931
16,613 Visa Inc, Class A 3,945,255
5,055 Voya Financial Inc 362,494
12,259 Western Union Co/The 143,798
Total Financial Services 14,764,854
Food Products - 0.7%
2,108 Cal-Maine Foods Inc 94,860
955 Darling Ingredients Inc (2) 60,920
25,380 Flowers Foods Inc 631,454
646 Freshpet Inc (2) 42,513
6,303 Hostess Brands Inc (2) 159,592
2,959 Ingredion Inc 313,506
427 Lancaster Colony Corp 85,865
5,129 Pilgrim's Pride Corp (2) 110,222
4,453 Post Holdings Inc (2) 385,853
1,554 Simply Good Foods Co/The (2) 56,861
1,601 TreeHouse Foods Inc (2) 80,658
Total Food Products 2,022,304
Gas Utilities - 0.1%
2,448 National Fuel Gas Co 125,729
2,125 New Jersey Resources Corp 100,300
860 Southwest Gas Holdings Inc 54,739
Total Gas Utilities 280,768
Ground Transportation - 0.8%
183 Avis Budget Group Inc (2) 41,847
979 Knight-Swift Transportation Holdings Inc 54,393
463 Saia Inc (2) 158,536
3,055 Uber Technologies Inc (2) 131,884
8,439 Union Pacific Corp 1,726,788
2,805 XPO Inc (2) 165,495
Total Ground Transportation 2,278,943
Health Care Equipment & Supplies - 2.9%
19,910 Abbott Laboratories 2,170,588
763 Axonics Inc (2) 38,509
27,292 Boston Scientific Corp (2) 1,476,224
1,373 CONMED Corp 186,577
450 Enovis Corp (2) 28,854
5,911 Envista Holdings Corp (2) 200,028
2,780 Globus Medical Inc, Class A (2) 165,521
581 Haemonetics Corp (2) 49,466
885 ICU Medical Inc (2) 157,698
767 Inari Medical Inc (2) 44,593
512 Inspire Medical Systems Inc (2) 166,216
4,617 Intuitive Surgical Inc (2) 1,578,737
697 Lantheus Holdings Inc (2) 58,492

Nuveen S&P 500 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

SPXX
Shares Description (1) Value
Health Care Equipment & Supplies (continued)
18,144 Medtronic PLC $ 1,598,487
683 Merit Medical Systems Inc (2) 57,126
11,229 Neogen Corp (2) 244,231
352 Omnicell Inc (2) 25,932
433 Penumbra Inc (2) 148,978
689 QuidelOrtho Corp (2) 57,091
217 Shockwave Medical Inc (2) 61,934
428 STAAR Surgical Co (2) 22,500
1,122 Tandem Diabetes Care Inc (2) 27,534
Total Health Care Equipment & Supplies 8,565,316
Health Care Providers & Services - 3.0%
699 Acadia Healthcare Co Inc (2) 55,668
655 Amedisys Inc (2) 59,893
237 Chemed Corp 128,376
13,685 CVS Health Corp 946,044
2,682 Elevance Health Inc 1,191,586
2,253 Encompass Health Corp 152,551
494 Enhabit Inc (2) 5,681
1,783 Humana Inc 797,233
1,911 McKesson Corp 816,589
1,588 Option Care Health Inc (2) 51,594
2,273 Tenet Healthcare Corp (2) 184,977
8,873 UnitedHealth Group Inc 4,264,719
Total Health Care Providers & Services 8,654,911
Health Care REITs - 0.1%
6,473 Healthcare Realty Trust Inc 122,081
6,923 Medical Properties Trust Inc 64,107
5,266 Omega Healthcare Investors Inc 161,613
Total Health Care REITs 347,801
Health Care Technology - 0.1%
1,637 Doximity Inc, Class A (2) 55,691
3,394 Teladoc Health Inc (2) 85,936
1,340 Veeva Systems Inc, Class A (2) 264,958
Total Health Care Technology 406,585
Hotel & Resort REITs - 0.1%
1,633 Pebblebrook Hotel Trust 22,764
3,073 RLJ Lodging Trust 31,560
940 Ryman Hospitality Properties Inc 87,345
2,605 Service Properties Trust 22,638
4,169 Summit Hotel Properties Inc 27,140
2,214 Xenia Hotels & Resorts Inc 27,254
Total Hotel & Resort REITs 218,701
Hotels, Restaurants & Leisure - 2.2%
445 Airbnb Inc, Class A (2) 57,031
3,034 Aramark 130,614
425 Booking Holdings Inc (2) 1,147,640
2,536 Boyd Gaming Corp 175,922
979 DoorDash Inc, Class A (2) 74,815
4,245 DraftKings Inc, Class A (2) 112,790
2,846 Hyatt Hotels Corp 326,095
972 Marriott Vacations Worldwide Corp 119,284
8,883 McDonald's Corp 2,650,776
1,641 Planet Fitness Inc (2) 110,669
746 SeaWorld Entertainment Inc (2) 41,783
2,073 Six Flags Entertainment Corp (2) 53,857

Shares Description (1) Value
Hotels, Restaurants & Leisure (continued)
12,441 Starbucks Corp $ 1,232,405
855 Travel + Leisure Co 34,491
4,542 Wendy's Co/The 98,789
Total Hotels, Restaurants & Leisure 6,366,961
Household Durables - 0.4%
10,067 KB Home 520,564
1,448 Leggett & Platt Inc 42,890
491 Meritage Homes Corp 69,855
4,109 Sonos Inc (2) 67,100
4,602 Taylor Morrison Home Corp (2) 224,439
6,710 Tempur Sealy International Inc 268,870
Total Household Durables 1,193,718
Household Products - 1.2%
22,455 Procter & Gamble Co/The 3,407,322
Total Household Products 3,407,322
Independent Power and Renewable Electricity Producers - 0.2%
2,908 Brookfield Renewable Corp, Class A 91,660
5,568 Clearway Energy Inc, Class C 159,022
617 Sunnova Energy International Inc (2),(3) 11,298
8,660 Vistra Corp 227,325
Total Independent Power and Renewable Electricity Producers 489,305
Industrial Conglomerates - 0.8%
11,326 Honeywell International Inc 2,350,145
Total Industrial Conglomerates 2,350,145
Industrial REITs - 0.9%
5,198 Americold Realty Trust Inc 167,895
1,929 EastGroup Properties Inc 334,874
10,582 First Industrial Realty Trust Inc 557,037
144 Innovative Industrial Properties Inc 10,514
11,134 Prologis Inc 1,365,362
1,766 Rexford Industrial Realty Inc 92,221
Total Industrial REITs 2,527,903
Insurance - 2.0%
2,124 American Equity Investment Life Holding Co 110,682
1,141 American Financial Group Inc/OH 135,494
5,688 Arthur J Gallagher & Co 1,248,914
2,593 Brighthouse Financial Inc (2) 122,778
4,942 Fidelity National Financial Inc 177,912
863 Hanover Insurance Group Inc/The 97,545
196 Kinsale Capital Group Inc 73,343
117 Markel Group Inc (2) 161,832
8,946 Marsh & McLennan Cos Inc 1,682,564
3,954 Old Republic International Corp 99,522
1,422 Primerica Inc 281,215
943 Reinsurance Group of America Inc 130,785
298 RenaissanceRe Holdings Ltd 55,583
654 RLI Corp 89,251
1,002 Selective Insurance Group Inc 96,142
6,012 Travelers Cos Inc/The 1,044,044
7,525 Unum Group 358,942
Total Insurance 5,966,548

Nuveen S&P 500 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

SPXX
Shares Description (1) Value
Interactive Media & Services - 5.7%
51,060 Alphabet Inc, Class A (2),(4) $ 6,111,882
42,494 Alphabet Inc, Class C (2),(4) 5,140,499
1,216 IAC Inc (2) 76,365
18,071 Meta Platforms Inc (2) 5,186,016
5,089 Pinterest Inc, Class A (2) 139,133
1,337 TripAdvisor Inc (2) 22,047
412 Ziff Davis Inc (2) 28,865
Total Interactive Media & Services 16,704,807
IT Services - 0.7%
1,820 Amdocs Ltd 179,907
805 Cloudflare Inc, Class A (2) 52,623
340 Globant SA (2) 61,105
2,561 GoDaddy Inc, Class A (2) 192,408
8,292 International Business Machines Corp 1,109,552
421 MongoDB Inc (2) 173,027
258 Okta Inc (2) 17,892
151 Snowflake Inc, Class A (2) 26,573
1,577 Twilio Inc, Class A (2) 100,329
410 Wix.com Ltd (2) 32,078
Total IT Services 1,945,494
Leisure Products - 0.0%
2,412 Mattel Inc (2) 47,130
Total Leisure Products 47,130
Life Sciences Tools & Services - 1.4%
1,543 Bruker Corp 114,058
6,484 Danaher Corp 1,556,160
395 Medpace Holdings Inc (2) 94,867
2,755 QIAGEN NV (2) 124,058
186 Repligen Corp (2) 26,312
4,185 Thermo Fisher Scientific Inc 2,183,524
Total Life Sciences Tools & Services 4,098,979
Machinery - 1.9%
967 AGCO Corp 127,083
5,593 Caterpillar Inc 1,376,158
298 Chart Industries Inc (2) 47,617
3,017 Deere & Co 1,222,458
450 Esab Corp 29,943
5,399 Graco Inc 466,204
6,761 Illinois Tool Works Inc 1,691,332
510 Lincoln Electric Holdings Inc 101,301
1,095 Middleby Corp/The (2) 161,874
1,377 Oshkosh Corp 119,235
731 Timken Co/The 66,908
1,360 Toro Co/The 138,244
Total Machinery 5,548,357
Media - 0.8%
37 Cable One Inc 24,312
46,008 Comcast Corp, Class A 1,911,632
2,501 Liberty Broadband Corp, Class A (2) 199,405
29,033 Sirius XM Holdings Inc (3) 131,520
632 Trade Desk Inc/The, Class A (2) 48,803
Total Media 2,315,672

Shares Description (1) Value
Metals & Mining - 0.4%
2,176 Alcoa Corp $ 73,832
4,597 Cleveland-Cliffs Inc (2) 77,046
14,773 Hecla Mining Co 76,081
2,400 MP Materials Corp (2) 54,912
555 Reliance Steel & Aluminum Co 150,732
3,190 Royal Gold Inc 366,148
2,973 Southern Copper Corp 213,283
5,367 SSR Mining Inc 76,104
3,022 United States Steel Corp 75,580
Total Metals & Mining 1,163,718
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
4,596 AGNC Investment Corp 46,558
6,647 Annaly Capital Management Inc 133,006
Total Mortgage Real Estate Investment Trusts (REITs) 179,564
Multi-Utilities - 0.6%
3,388 Black Hills Corp 204,161
13,656 Consolidated Edison Inc 1,234,502
3,208 NorthWestern Corp 182,086
Total Multi-Utilities 1,620,749
Office REITs - 0.0%
4,774 Brandywine Realty Trust 22,199
4,246 Cousins Properties Inc 96,809
1,750 Hudson Pacific Properties Inc 7,385
468 SL Green Realty Corp 14,063
Total Office REITs 140,456
Oil, Gas & Consumable Fuels - 3.7%
4,259 Antero Resources Corp (2) 98,085
1,457 Cheniere Energy Inc 221,989
2,132 Chesapeake Energy Corp 178,406
18,163 Chevron Corp 2,857,948
671 Chord Energy Corp 103,200
750 Civitas Resources Inc 52,028
4,084 CNX Resources Corp (2) 72,368
175 Comstock Resources Inc 2,030
13,367 ConocoPhillips 1,384,955
555 Denbury Inc (2) 47,874
4,475 Equitrans Midstream Corp 42,781
34,176 Exxon Mobil Corp 3,665,376
894 HF Sinclair Corp 39,881
8,731 Magnolia Oil & Gas Corp, Class A 182,478
10,200 Marathon Petroleum Corp 1,189,320
1,550 Murphy Oil Corp 59,365
5,586 Ovintiv Inc 212,659
1,985 PDC Energy Inc 141,213
3,926 Permian Resources Corp 43,029
4,093 Range Resources Corp 120,334
902 SM Energy Co 28,530
14,618 Southwestern Energy Co (2) 87,854
52 Texas Pacific Land Corp 68,458
Total Oil, Gas & Consumable Fuels 10,900,161
Paper & Forest Products - 0.0%
478 Louisiana-Pacific Corp 35,840
Total Paper & Forest Products 35,840

Nuveen S&P 500 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

SPXX
Shares Description (1) Value
Passenger Airlines - 0.1%
942 Copa Holdings SA, Class A $ 104,166
3,101 Frontier Group Holdings Inc (2) 29,987
5,123 JetBlue Airways Corp (2) 45,390
1,524 Spirit Airlines Inc 26,152
Total Passenger Airlines 205,695
Personal Care Products - 0.0%
1,115 BellRing Brands Inc (2) 40,809
Total Personal Care Products 40,809
Pharmaceuticals - 4.4%
15,967 Bristol-Myers Squibb Co 1,021,090
5,649 Elanco Animal Health Inc (2) 56,829
6,826 Eli Lilly & Co 3,201,257
512 Jazz Pharmaceuticals PLC (2) 63,473
22,385 Johnson & Johnson 3,705,165
23,887 Merck & Co Inc 2,756,321
50,011 Pfizer Inc 1,834,403
4,866 Royalty Pharma PLC 149,581
Total Pharmaceuticals 12,788,119
Professional Services - 0.4%
3,330 Booz Allen Hamilton Holding Corp 371,628
425 CACI International Inc, Class A (2) 144,857
6,728 Clarivate PLC (2) 64,118
343 Concentrix Corp 27,697
185 ExlService Holdings Inc (2) 27,946
108 FTI Consulting Inc (2) 20,542
2,665 KBR Inc 173,385
596 Science Applications International Corp 67,038
3,175 SS&C Technologies Holdings Inc 192,405
771 TransUnion 60,392
Total Professional Services 1,150,008
Real Estate Management & Development - 0.1%
1,786 Anywhere Real Estate Inc (2) 11,930
588 eXp World Holdings Inc 11,925
1,231 Jones Lang LaSalle Inc (2) 191,790
1,070 Seritage Growth Properties (2) 9,544
3,107 Zillow Group Inc, Class C (2) 156,158
Total Real Estate Management & Development 381,347
Residential REITs - 0.3%
6,276 American Homes 4 Rent, Class A 222,484
6,011 Equity LifeStyle Properties Inc 402,076
7,923 Independence Realty Trust Inc 144,357
1,074 Sun Communities Inc 140,114
Total Residential REITs 909,031
Retail REITs - 0.5%
5,517 Agree Realty Corp 360,757
15,872 Brixmor Property Group Inc 349,184
2,787 Macerich Co/The 31,409
8,772 NNN REIT Inc 375,354
7,163 Phillips Edison & Co Inc 244,115
4,261 SITE Centers Corp 56,330
Total Retail REITs 1,417,149

Shares Description (1) Value
Semiconductors & Semiconductor Equipment - 7.5%
7,908 Analog Devices Inc $ 1,540,557
14,616 Applied Materials Inc 2,112,597
3,707 Broadcom Inc 3,215,563
2,269 Coherent Corp (2) 115,674
64 First Solar Inc (2) 12,166
41,460 Intel Corp 1,386,422
334 Lattice Semiconductor Corp (2) 32,087
3,050 Marvell Technology Inc 182,329
10,021 Microchip Technology Inc 897,781
1,740 MKS INSTRUMENTS INC 188,094
20,632 NVIDIA Corp 8,727,749
11,276 QUALCOMM Inc 1,342,295
644 Semtech Corp (2) 16,396
10,681 Texas Instruments Inc 1,922,794
521 Universal Display Corp 75,092
597 Wolfspeed Inc (2) 33,187
Total Semiconductors & Semiconductor Equipment 21,800,783
Software - 10.2%
4,310 Adobe Inc (2) 2,107,547
791 Altair Engineering Inc, Class A (2) 59,990
387 BILL Holdings Inc (2) 45,221
2,516 Black Knight Inc (2) 150,281
499 BlackLine Inc (2) 26,856
1,466 Box Inc, Class A (2) 43,071
643 Crowdstrike Holdings Inc, Class A (2) 94,437
330 Datadog Inc, Class A (2) 32,465
365 DocuSign Inc (2) 18,648
7,313 Dropbox Inc, Class A (2) 195,038
1,426 Dynatrace Inc (2) 73,396
515 Elastic NV (2) 33,022
1,172 Five9 Inc (2) 96,631
2,495 Intuit Inc 1,143,184
537 Manhattan Associates Inc (2) 107,336
61,683 Microsoft Corp 21,005,529
55 MicroStrategy Inc, Class A (2),(3) 18,833
2,273 Nutanix Inc, Class A (2) 63,758
15,047 Oracle Corp 1,791,947
8,904 Palantir Technologies Inc, Class A (2) 136,498
281 Paylocity Holding Corp (2) 51,853
592 Pegasystems Inc 29,186
454 Rapid7 Inc (2) 20,557
1,278 RingCentral Inc, Class A (2) 41,829
6,367 Salesforce Inc (2) 1,345,092
2,769 SentinelOne Inc, Class A (2) 41,812
1,223 Splunk Inc (2) 129,748
1,110 Teradata Corp (2) 59,285
3,502 UiPath Inc, Class A (2) 58,028
1,252 Unity Software Inc (2) 54,362
1,361 VMware Inc, Class A (2) 195,562
1,735 Workday Inc, Class A (2) 391,919
2,716 Zoom Video Communications Inc, Class A (2) 184,362
219 Zscaler Inc (2) 32,040
Total Software 29,879,323
Specialized REITs - 0.4%
2,086 CubeSmart 93,161
5,928 Gaming and Leisure Properties Inc 287,271
2,264 Lamar Advertising Co, Class A 224,702
2,987 Life Storage Inc 397,151
1,895 Outfront Media Inc 29,789

Nuveen S&P 500 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

SPXX
Shares Description (1) Value
Specialized REITs (continued)
1,742 PotlatchDeltic Corp $ 92,065
Total Specialized REITs 1,124,139
Specialty Retail - 1.9%
839 AutoNation Inc (2) 138,108
1,137 Dick's Sporting Goods Inc 150,300
280 Five Below Inc (2) 55,031
9,955 Home Depot Inc/The 3,092,421
343 Lithia Motors Inc 104,310
7,505 Lowe's Cos Inc 1,693,878
5 Murphy USA Inc 1,556
512 RH (2) 168,750
902 Wayfair Inc, Class A (2) 58,639
627 Williams-Sonoma Inc 78,463
Total Specialty Retail 5,541,456
Technology Hardware, Storage & Peripherals - 8.3%
122,587 Apple Inc (4) 23,778,201
5,255 Dell Technologies Inc, Class C 284,348
3,243 Pure Storage Inc, Class A (2) 119,407
Total Technology Hardware, Storage & Peripherals 24,181,956
Textiles, Apparel & Luxury Goods - 0.6%
1,164 Capri Holdings Ltd (2) 41,776
233 Deckers Outdoor Corp (2) 122,945
443 Lululemon Athletica Inc (2) 167,676
12,885 NIKE Inc, Class B 1,422,117
11,692 Under Armour Inc, Class A (2) 84,416
Total Textiles, Apparel & Luxury Goods 1,838,930
Tobacco - 0.5%
13,855 Philip Morris International Inc 1,352,525
Total Tobacco 1,352,525
Trading Companies & Distributors - 0.6%
1,913 Univar Solutions Inc (2) 68,562
1,031 Watsco Inc 393,296
686 WESCO International Inc 122,835
1,331 WW Grainger Inc 1,049,613
Total Trading Companies & Distributors 1,634,306
Water Utilities - 0.1%
9,953 Essential Utilities Inc 397,224
Total Water Utilities 397,224
Wireless Telecommunication Services - 0.0%
1,094 United States Cellular Corp (2) 19,287
Total Wireless Telecommunication Services 19,287
Total Common Stocks
(cost $117,223,510) 288,746,083
Shares Description (1) Value
X – EXCHANGE-TRADED FUNDS - 1.8%
X 5,286,720
24,000 Vanguard Total Stock Market ETF $ 5,286,720
Total Exchange-Traded Funds
(cost $4,702,061) 5,286,720

Investments in Derivatives
Description Type
Number of
Contracts
Notional
Amount (5)
Exercise
Price
Expiration
Date Value
OPTIONS PURCHASED - 0.0%
X –
CBOE Volatility Index Call 50 $ 150,000 $ 30 8/16/23 $ 2,125
CBOE Volatility Index Call 50 110,000 22 7/19/23 1,000
General Mills Inc Call 50 450,000 90 7/21/23 125
iShares U.S. Home Construction ETF Put 50 375,000 75 7/21/23 321
Total Options Purchased
(cost $23,807) 200 $ 1,085,000 3,571
Total Long-Term Investments
(cost $121,949,378) 294,036,374
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.1%
X – MONEY MARKET FUNDS - 0.1%
X 221,781
221,781 State Street Navigator Securities Lending Government
Money Market Portfolio (6)
5.110%(7) $ 221,781
Total Money Market Funds
(cost $221,781) $ 221,781
Total Investments Purchased with Collateral from Securities Lending
(cost $221,781) 221,781
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.7%
– REPURCHASE AGREEMENTS - 1.7%
X 4,929,183
$ 4,929 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 6/30/23, repurchase price
$4,929,807, collateralized by $5,745,200, U.S. Treasury
Note, 1.500%, due 11/30/28, value $5,027,830
1.520% 7/03/23 $ 4,929,183
Total Repurchase Agreements
(cost $4,929,183) 4,929,183
Total Short-Term Investments
(cost $4,929,183) 4,929,183
Total Investments
(cost $127,100,342 ) - 102.6% 299,187,338
Other Assets & Liabilities, Net -   (2.6)%(8) (7,553,987)
Net Assets Applicable to Common Shares - 100% $ 291,633,351
Options Written
Description Type
Number of
Contracts
Notional
Amount (5)
Exercise
Price Expiration Date Value
Invesco QQQ Trust Series 1 Call (200) $ (6,800,000) $ 340 7/21/23 $ (612,975)
Russell 2000 Index Call (10) (1,900,000) 1,900 7/21/23 (23,750)
S&P 500 Index Call (10) (4,300,000) 4,300 7/21/23 (165,400)
S&P 500 Index Call (40) (17,300,000) 4,325 7/21/23 (567,400)
S&P 500 Index Call (28) (12,180,000) 4,350 7/21/23 (331,800)
S&P 500 Index Call (170) (75,395,000) 4,435 7/21/23 (915,450)
S&P 500 Index Call (30) (13,350,000) 4,450 7/21/23 (134,550)
S&P 500 Index Call (15) (6,750,000) 4,500 7/21/23 (33,450)
Total Options Written (premiums received $1,751,261) (503) $(137,975,000) $(2,784,775)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Nuveen S&P 500 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

SPXX
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $216,838.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(5) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
(6) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(7) The rate shown is the one-day yield as of the end of the reporting period.
(8) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the
Statement of Assets and Liabilities, when applicable.
CBOE Chicago Board Options Exchange
ETF Exchange-Traded Fund
REIT Real Estate Investment Trust
S&P Standard & Poor's
See Notes to Financial Statements

Nuveen Nasdaq 100 Dynamic Overwrite Fund
Portfolio of Investments June 30, 2023
(Unaudited)
QQQX
Shares Description (1) Value
LONG-TERM INVESTMENTS - 100.8%
X – COMMON STOCKS - 99.4%
X 1,175,081,636
Air Freight & Logistics - 0.1%
228 FedEx Corp $ 56,521
3,591 United Parcel Service Inc, Class B 643,687
Total Air Freight & Logistics 700,208
Auto Components - 0.1%
82,871 American Axle & Manufacturing Holdings Inc (2) 685,343
Total Auto Components 685,343
Automobile Components - 0.0%
4,110 Lear Corp 589,990
Total Automobile Components 589,990
Automobiles - 4.5%
40,233 Ford Motor Co 608,725
202,531 Tesla Inc (2) 53,016,540
Total Automobiles 53,625,265
Beverages - 1.7%
28,086 Brown-Forman Corp, Class B 1,875,583
12,636 Celsius Holdings Inc (2) 1,885,165
7,494 Constellation Brands Inc, Class A 1,844,498
242,394 Monster Beverage Corp (2) 13,923,111
Total Beverages 19,528,357
Biotechnology - 3.2%
66,016 Amgen Inc 14,656,872
172,825 Gilead Sciences Inc 13,319,623
13,272 Regeneron Pharmaceuticals Inc (2) 9,536,463
Total Biotechnology 37,512,958
Broadline Retail - 6.9%
624,930 Amazon.com Inc (2),(3) 81,465,875
Total Broadline Retail 81,465,875
Capital Markets - 0.8%
7,537 Charles Schwab Corp/The 427,197
8,682 Moody's Corp 3,018,905
19,418 Morgan Stanley 1,658,297
9,235 S&P Global Inc 3,702,219
11,343 SEI Investments Co 676,270
Total Capital Markets 9,482,888
Chemicals - 0.3%
3,021 Albemarle Corp 673,955
4,584 Linde PLC 1,746,871
3,839 Sherwin-Williams Co/The 1,019,331
Total Chemicals 3,440,157
Commercial Services & Supplies - 0.3%
4,378 Tetra Tech Inc 716,854
7,562 Waste Connections Inc 1,080,837
9,915 Waste Management Inc 1,719,459
Total Commercial Services & Supplies 3,517,150

Nuveen Nasdaq 100 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

QQQX
Shares Description (1) Value
Communications Equipment - 2.2%
497,907 Cisco Systems Inc $ 25,761,708
17,857 NetScout Systems Inc (2) 552,674
Total Communications Equipment 26,314,382
Consumer Staples Distribution & Retail - 1.2%
15,398 BJ's Wholesale Club Holdings Inc (2) 970,228
2,304 Casey's General Stores Inc 561,900
7,283 Dollar General Corp 1,236,508
210,528 HF Foods Group Inc (2) 987,376
24,681 Kroger Co/The 1,160,007
22,661 Sysco Corp 1,681,446
11,382 Target Corp 1,501,286
38,746 Walmart Inc 6,090,096
Total Consumer Staples Distribution & Retail 14,188,847
Containers & Packaging - 0.0%
4,212 Ball Corp 245,180
Total Containers & Packaging 245,180
Distributors - 0.4%
10,718 Genuine Parts Co 1,813,807
7,621 Pool Corp 2,855,132
Total Distributors 4,668,939
Diversified Consumer Services - 0.1%
10,345 Service Corp International/US 668,184
Total Diversified Consumer Services 668,184
Electric Utilities - 0.7%
58,187 NextEra Energy Inc 4,317,475
69,334 PG&E Corp (2) 1,198,092
31,804 Southern Co/The 2,234,231
Total Electric Utilities 7,749,798
Electrical Equipment - 0.2%
7,632 Rockwell Automation Inc 2,514,362
Total Electrical Equipment 2,514,362
Electronic Equipment, Instruments & Components - 0.1%
10,486 Keysight Technologies Inc (2) 1,755,881
Total Electronic Equipment, Instruments & Components 1,755,881
Energy Equipment & Services - 0.0%
5,484 Select Water Solutions Inc 44,420
Total Energy Equipment & Services 44,420
Entertainment - 0.5%
12,831 Roku Inc (2) 820,671
42,950 Walt Disney Co/The (2) 3,834,576
17,168 World Wrestling Entertainment Inc, Class A 1,862,213
Total Entertainment 6,517,460
Financial Services - 2.0%
12,807 Berkshire Hathaway Inc, Class B (2) 4,367,187
11,527 Jack Henry & Associates Inc 1,928,813
8,130 Mastercard Inc, Class A 3,197,529
143,943 PayPal Holdings Inc (2) 9,605,316

Shares Description (1) Value
Financial Services (continued)
17,825 Visa Inc, Class A $ 4,233,081
Total Financial Services 23,331,926
Food Products - 1.2%
10,258 Archer-Daniels-Midland Co 775,095
70,834 Bridgford Foods Corp (2) 815,299
28,123 Hershey Co/The 7,022,313
22,636 Laird Superfood Inc (2) 17,998
15,737 Lamb Weston Holdings Inc 1,808,968
44,233 McCormick & Co Inc/MD 3,858,445
Total Food Products 14,298,118
Ground Transportation - 0.4%
4,575 JB Hunt Transport Services Inc 828,212
2,687 Norfolk Southern Corp 609,304
33,792 Uber Technologies Inc (2) 1,458,801
10,994 Union Pacific Corp 2,249,592
Total Ground Transportation 5,145,909
Health Care Equipment & Supplies - 0.9%
26,882 Abbott Laboratories 2,930,676
14,413 AtriCure Inc (2) 711,426
2,838 Becton Dickinson & Co 749,260
768 Embecta Corp 16,589
17,865 LENSAR Inc (2) 75,926
9,926 NuVasive Inc (2) 412,822
18,188 Rockwell Medical Inc (2),(4) 99,306
514 Shockwave Medical Inc (2) 146,701
19,914 Stryker Corp 6,075,562
4,183 Venus Concept Inc (2) 8,910
Total Health Care Equipment & Supplies 11,227,178
Health Care Providers & Services - 0.4%
4,308 McKesson Corp 1,840,851
5,092 UnitedHealth Group Inc 2,447,419
Total Health Care Providers & Services 4,288,270
Hotels, Restaurants & Leisure - 2.5%
6,160 Booking Holdings Inc (2) 16,634,033
1,740 Chipotle Mexican Grill Inc (2) 3,721,860
21,002 Darden Restaurants Inc 3,509,014
26,996 Hilton Worldwide Holdings Inc 3,929,268
4,279 McDonald's Corp 1,276,896
Total Hotels, Restaurants & Leisure 29,071,071
Household Durables - 0.2%
32,574 Green Brick Partners Inc (2) 1,850,203
Total Household Durables 1,850,203
Industrial Conglomerates - 0.2%
25,725 General Electric Co 2,825,891
Total Industrial Conglomerates 2,825,891
Interactive Media & Services - 13.1%
489,402 Alphabet Inc, Class A (2) 58,581,419
338,076 Alphabet Inc, Class C (2) 40,897,054
37,991 Match Group Inc (2) 1,589,923
188,120 Meta Platforms Inc (2) 53,986,678
Total Interactive Media & Services 155,055,074

Nuveen Nasdaq 100 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

QQQX
Shares Description (1) Value
IT Services - 0.3%
9,093 Accenture PLC, Class A $ 2,805,918
9,762 Cloudflare Inc, Class A (2) 638,142
2,959 Snowflake Inc, Class A (2) 520,725
Total IT Services 3,964,785
Life Sciences Tools & Services - 1.2%
72,556 Agilent Technologies Inc 8,724,859
5,019 Charles River Laboratories International Inc (2) 1,055,245
16,193 Danaher Corp 3,886,320
Total Life Sciences Tools & Services 13,666,424
Machinery - 0.6%
9,138 Caterpillar Inc 2,248,405
3,467 Deere & Co 1,404,794
7,764 Fortive Corp 580,514
13,953 RBC Bearings Inc (2) 3,034,359
Total Machinery 7,268,072
Media - 2.5%
642,116 Comcast Corp, Class A 26,679,920
136,917 comScore Inc (2) 110,903
18,163 Liberty Media Corp-Liberty SiriusXM (2) 595,928
6,270 News Corp, Class B 123,644
42,393 Saga Communications Inc, Class A 905,515
14,832 Trade Desk Inc/The, Class A (2) 1,145,327
Total Media 29,561,237
Multi-Utilities - 0.1%
4,315 Sempra Energy 628,221
Total Multi-Utilities 628,221
Oil, Gas & Consumable Fuels - 0.0%
4,902 Clean Energy Fuels Corp (2) 24,314
Total Oil, Gas & Consumable Fuels 24,314
Passenger Airlines - 0.0%
11,239 Delta Air Lines Inc (2) 534,302
Total Passenger Airlines 534,302
Personal Care Products - 0.1%
7,133 Estee Lauder Cos Inc/The, Class A 1,400,779
Total Personal Care Products 1,400,779
Pharmaceuticals - 0.1%
36,349 Corcept Therapeutics Inc (2) 808,765
Total Pharmaceuticals 808,765
Professional Services - 0.1%
20,689 Robert Half International Inc 1,556,227
Total Professional Services 1,556,227
Semiconductors & Semiconductor Equipment - 13.3%
166,423 Advanced Micro Devices Inc (2) 18,957,244
94,350 Analog Devices Inc 18,380,324
165,056 Applied Materials Inc 23,857,194
9,301 Axcelis Technologies Inc (2) 1,705,152
6,555 First Solar Inc (2) 1,246,040
420,372 Intel Corp 14,057,240

Shares Description (1) Value
Semiconductors & Semiconductor Equipment (continued)
37,130 Lattice Semiconductor Corp (2) $ 3,567,079
6,123 Monolithic Power Systems Inc 3,307,828
106,341 NVIDIA Corp 44,984,370
33,195 Power Integrations Inc 3,142,571
140,959 QUALCOMM Inc 16,779,759
12,461 Silicon Laboratories Inc (2) 1,965,598
2,620 SiTime Corp (2) 309,081
20,407 Skyworks Solutions Inc 2,258,851
25,925 Taiwan Semiconductor Manufacturing Co Ltd,
Sponsored ADR
2,616,351
9,407 Wolfspeed Inc (2) 522,935
Total Semiconductors & Semiconductor Equipment 157,657,617
Software - 20.1%
27,289 ANSYS Inc (2) 9,012,738
52,492 Autodesk Inc (2) 10,740,388
32,603 Black Knight Inc (2) 1,947,377
115,037 Fortinet Inc (2) 8,695,647
524,061 Microsoft Corp 178,463,733
80,151 Nutanix Inc, Class A (2) 2,248,236
64,056 Oracle Corp 7,628,429
3,987 Paycom Software Inc 1,280,784
3,738 Paylocity Holding Corp (2) 689,773
34,254 PTC Inc (2) 4,874,344
34,197 Salesforce Inc (2) 7,224,458
6,953 ServiceNow Inc (2) 3,907,377
4,592 Sprout Social Inc, Class A (2) 211,967
6,627 Tenable Holdings Inc (2) 288,606
Total Software 237,213,857
Specialized REITs - 0.2%
55,254 CubeSmart 2,467,644
Total Specialized REITs 2,467,644
Specialty Retail - 0.7%
940 AutoZone Inc (2) 2,343,758
8,039 Dick's Sporting Goods Inc 1,062,675
2,826 Home Depot Inc/The 877,869
4,325 Lowe's Cos Inc 976,153
22,853 TJX Cos Inc/The 1,937,706
2,331 Ulta Beauty Inc (2) 1,096,957
Total Specialty Retail 8,295,118
Technology Hardware, Storage & Peripherals - 15.0%
915,302 Apple Inc (3) 177,541,129
Total Technology Hardware, Storage & Peripherals 177,541,129
Textiles, Apparel & Luxury Goods - 0.4%
2,696 Deckers Outdoor Corp (2) 1,422,571
27,957 NIKE Inc, Class B 3,085,614
Total Textiles, Apparel & Luxury Goods 4,508,185
Trading Companies & Distributors - 0.3%
4,996 United Rentals Inc 2,225,069
1,390 WW Grainger Inc 1,096,140
Total Trading Companies & Distributors 3,321,209

Nuveen Nasdaq 100 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

QQQX
Investments in Derivatives
Shares Description (1) Value
Wireless Telecommunication Services - 0.2%
75,434 Gogo Inc (2) $ 1,283,133
34,287 Spok Holdings Inc 455,674
11,596 Telephone and Data Systems Inc 95,435
29,508 United States Cellular Corp (2) 520,225
Total Wireless Telecommunication Services 2,354,467
Total Common Stocks
(cost $358,900,023) 1,175,081,636
Shares Description (1) Value
X – EXCHANGE-TRADED FUNDS - 1.4%
X 16,080,440
73,000 Vanguard Total Stock Market ETF $ 16,080,440
Total Exchange-Traded Funds
(cost $15,281,498) 16,080,440
Description Type
Number of
Contracts
Notional
Amount (5)
Exercise
Price
Expiration
Date Value
OPTIONS PURCHASED - 0.0%
X –
CBOE Volatility Index Call 100 $ 220,000 $ 22 7/19/23 $ 2,000
CBOE Volatility Index Call 100 300,000 30 8/16/23 4,250
General Mills Inc Call 100 900,000 90 7/21/23 250
iShares U.S. Home Construction ETF Put 100 750,000 75 7/21/23 642
Total Options Purchased
(cost $47,615) 400 $ 2,170,000 7,142
Total Long-Term Investments
(cost $374,229,136) 1,191,169,218
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.0%
– MONEY MARKET FUNDS - 0.0%
X 91,507
91,507 State Street Navigator Securities Lending Government
Money Market Portfolio (6)
5.110%(7) $ 91,507
Total Money Market Funds
(cost $91,507) $ 91,507
Total Investments Purchased with Collateral from Securities Lending
(cost $91,507) 91,507
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.7%
– REPURCHASE AGREEMENTS - 1.7%
X 20,654,303
$ 20,654 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 6/30/23, repurchase price
$20,656,919, collateralized by $24,073,300, U.S.
Treasury Note, 1.500%, due 11/30/28, value
$21,067,406
1.520% 7/03/23 $ 20,654,303
Total Repurchase Agreements
(cost $20,654,303) 20,654,303
Total Short-Term Investments
(cost $20,654,303) 20,654,303
Total Investments
(cost $394,974,946 ) - 102.5% 1,211,915,028
Other Assets & Liabilities, Net -   (2.5)%(8) (29,842,011)
Net Assets Applicable to Common Shares - 100% $ 1,182,073,017

Options Written
Description Type
Number of
Contracts
Notional
Amount (5)
Exercise
Price Expiration Date Value
Invesco QQQ Trust Series 1 Call (500) $ (17,000,000) $ 340 7/21/23 $ (1,532,436)
Russell 2000 Index Call (50) (9,500,000) 1,900 7/21/23 (118,750)
S&P 500 Index Call (35) (15,050,000) 4,300 7/21/23 (578,900)
S&P 500 Index Call (140) (60,550,000) 4,325 7/21/23 (1,985,900)
S&P 500 Index Call (100) (43,500,000) 4,350 7/21/23 (1,185,000)
S&P 500 Index Call (120) (53,400,000) 4,450 7/21/23 (538,200)
S&P 500 Index Call (60) (27,000,000) 4,500 7/21/23 (133,800)
NASDAQ 100 Stock INDEX Call (235) (357,200,000) 15,200 7/21/23 (5,423,800)
Total Options Written (premiums received $9,332,004) (1,240) $(583,200,000) $(11,496,786)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(4) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $98,313.
(5) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
(6) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(7) The rate shown is the one-day yield as of the end of the reporting period.
(8) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the
Statement of Assets and Liabilities, when applicable.
ADR American Depositary Receipt
CBOE Chicago Board Options Exchange
ETF Exchange-Traded Fund
REIT Real Estate Investment Trust
S&P Standard & Poor's
See Notes to Financial Statements

Nuveen Core Equity Alpha Fund
Portfolio of Investments June 30, 2023
(Unaudited)
JCE
Shares Description (1) Value
LONG-TERM INVESTMENTS - 101.0%
X – COMMON STOCKS - 99.9%
X 212,428,681
Aerospace & Defense - 2.7%
6,200 General Dynamics Corp $ 1,333,930
6,870 L3Harris Technologies Inc 1,344,940
3,640 Lockheed Martin Corp 1,675,783
3,130 Northrop Grumman Corp 1,426,654
Total Aerospace & Defense 5,781,307
Automobiles - 1.1%
9,310 Tesla Inc (2) 2,437,079
Total Automobiles 2,437,079
Banks - 1.6%
4,005 Bank of America Corp 114,903
35,490 Citigroup Inc 1,633,960
9,310 JPMorgan Chase & Co 1,354,046
11,930 Truist Financial Corp 362,076
Total Banks 3,464,985
Beverages - 2.0%
20,870 Coca-Cola Co/The 1,256,791
15,710 PepsiCo Inc 2,909,806
Total Beverages 4,166,597
Biotechnology - 0.2%
2,460 AbbVie Inc 331,436
Total Biotechnology 331,436
Broadline Retail - 3.7%
59,720 Amazon.com Inc (2) 7,785,099
Total Broadline Retail 7,785,099
Building Products - 1.0%
21,900 Johnson Controls International plc 1,492,266
3,670 Trane Technologies PLC 701,924
Total Building Products 2,194,190
Capital Markets - 1.0%
21,160 Bank of New York Mellon Corp/The 942,043
1,870 CME Group Inc 346,492
4,280 LPL Financial Holdings Inc 930,601
Total Capital Markets 2,219,136
Chemicals - 2.0%
5,030 Air Products and Chemicals Inc 1,506,636
18,250 CF Industries Holdings Inc 1,266,915
7,780 Ecolab Inc 1,452,448
Total Chemicals 4,225,999
Commercial Services & Supplies - 1.2%
29,590 Rollins Inc 1,267,340
7,010 Waste Management Inc 1,215,674
Total Commercial Services & Supplies 2,483,014

Shares Description (1) Value
Communications Equipment - 1.3%
52,750 Cisco Systems Inc $ 2,729,285
Total Communications Equipment 2,729,285
Consumer Finance - 1.0%
12,070 American Express Co 2,102,594
Total Consumer Finance 2,102,594
Consumer Staples Distribution & Retail - 1.8%
50,730 Albertsons Cos Inc, Class A 1,106,929
560 Costco Wholesale Corp 301,493
15,879 Walmart Inc 2,495,861
Total Consumer Staples Distribution & Retail 3,904,283
Electric Utilities - 0.6%
440 Alliant Energy Corp 23,091
18,550 Evergy Inc 1,083,691
1,850 NextEra Energy Inc 137,270
Total Electric Utilities 1,244,052
Electrical Equipment - 1.4%
25,980 nVent Electric PLC 1,342,386
69,640 Vertiv Holdings Co 1,724,983
Total Electrical Equipment 3,067,369
Energy Equipment & Services - 1.1%
42,020 Baker Hughes Co 1,328,252
29,940 Halliburton Co 987,721
Total Energy Equipment & Services 2,315,973
Entertainment - 0.7%
15,550 Live Nation Entertainment Inc (2) 1,416,761
60 Netflix Inc (2) 26,429
Total Entertainment 1,443,190
Financial Services - 4.8%
15,190 Berkshire Hathaway Inc, Class B (2) 5,179,790
23,430 Fidelity National Information Services Inc 1,281,621
12,310 Global Payments Inc 1,212,781
2,061 Mastercard Inc, Class A 810,591
7,060 PayPal Holdings Inc (2) 471,114
10,690 Toast Inc, Class A (2) 241,273
4,660 Visa Inc, Class A 1,106,657
Total Financial Services 10,303,827
Food Products - 0.2%
1,310 Hershey Co/The 327,107
33 Seaboard Corp 117,504
Total Food Products 444,611
Health Care Equipment & Supplies - 2.6%
14,160 Abbott Laboratories 1,543,723
10,740 Dexcom Inc (2) 1,380,197
15,370 Globus Medical Inc, Class A (2) 915,130
3,520 IDEXX Laboratories Inc (2) 1,767,850
Total Health Care Equipment & Supplies 5,606,900

Nuveen Core Equity Alpha Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

JCE
Shares Description (1) Value
Health Care Providers & Services - 5.2%
3,370 Centene Corp (2) $ 227,306
5,910 Cigna Group/The 1,658,346
22,520 CVS Health Corp 1,556,808
3,780 Elevance Health Inc 1,679,416
3,890 HCA Inc 1,180,537
1,860 McKesson Corp 794,797
8,120 UnitedHealth Group Inc 3,902,797
Total Health Care Providers & Services 11,000,007
Health Care REITs - 0.6%
26,470 Ventas Inc 1,251,237
Total Health Care REITs 1,251,237
Health Care Technology - 0.5%
44,900 Teladoc Health Inc (2) 1,136,868
Total Health Care Technology 1,136,868
Hotels, Restaurants & Leisure - 1.9%
8,090 McDonald's Corp 2,414,137
17,280 Starbucks Corp 1,711,757
Total Hotels, Restaurants & Leisure 4,125,894
Household Products - 1.9%
20,690 Colgate-Palmolive Co 1,593,958
4,030 Kimberly-Clark Corp 556,382
12,910 Procter & Gamble Co/The 1,958,963
Total Household Products 4,109,303
Industrial Conglomerates - 0.9%
9,220 Honeywell International Inc 1,913,150
Total Industrial Conglomerates 1,913,150
Insurance - 0.8%
8,870 Marsh & McLennan Cos Inc 1,668,270
Total Insurance 1,668,270
Interactive Media & Services - 6.6%
35,690 Alphabet Inc, Class A (2) 4,272,093
36,810 Alphabet Inc, Class C (2),(3) 4,452,906
18,450 Meta Platforms Inc (2) 5,294,781
Total Interactive Media & Services 14,019,780
IT Services - 0.1%
700 Gartner Inc (2) 245,217
Total IT Services 245,217
Life Sciences Tools & Services - 3.4%
10,780 Agilent Technologies Inc 1,296,295
4,140 Danaher Corp 993,600
1,080 Mettler-Toledo International Inc (2) 1,416,571
26,020 Syneos Health Inc (2) 1,096,483
4,773 Thermo Fisher Scientific Inc 2,490,313
Total Life Sciences Tools & Services 7,293,262
Machinery - 2.2%
8,900 AGCO Corp 1,169,638
21,250 Crane NXT Co 1,199,350
29,770 Flowserve Corp 1,105,956

Shares Description (1) Value
Machinery (continued)
13,650 Oshkosh Corp $ 1,181,953
Total Machinery 4,656,897
Multi-Utilities - 1.0%
9,620 Ameren Corp 785,665
8,930 Sempra Energy 1,300,119
Total Multi-Utilities 2,085,784
Oil, Gas & Consumable Fuels - 3.6%
3,920 Chevron Corp 616,812
17,470 ConocoPhillips 1,810,066
13,100 Exxon Mobil Corp 1,404,975
25,080 HF Sinclair Corp 1,118,819
16,330 Targa Resources Corp 1,242,713
11,980 Valero Energy Corp 1,405,254
Total Oil, Gas & Consumable Fuels 7,598,639
Pharmaceuticals - 5.5%
28,350 Bristol-Myers Squibb Co 1,812,982
900 Eli Lilly & Co 422,082
22,180 Johnson & Johnson 3,671,234
22,241 Merck & Co Inc 2,566,389
60,350 Pfizer Inc 2,213,638
31,360 Royalty Pharma PLC 964,006
Total Pharmaceuticals 11,650,331
Professional Services - 1.4%
7,250 Automatic Data Processing Inc 1,593,477
10,040 Jacobs Solutions Inc 1,193,656
1,750 KBR Inc 113,855
Total Professional Services 2,900,988
Semiconductors & Semiconductor Equipment - 5.0%
480 Broadcom Inc 416,366
16,070 Lattice Semiconductor Corp (2) 1,543,845
15,740 NVIDIA Corp 6,658,335
16,540 QUALCOMM Inc 1,968,922
Total Semiconductors & Semiconductor Equipment 10,587,468
Software - 13.4%
6,030 Adobe Inc (2) 2,948,610
8,530 Cadence Design Systems Inc (2) 2,000,456
24,250 Fortinet Inc (2) 1,833,057
8,800 Manhattan Associates Inc (2) 1,758,944
42,355 Microsoft Corp 14,423,572
11,421 Salesforce Inc (2) 2,412,800
4,440 Synopsys Inc (2) 1,933,220
21,410 Teradata Corp (2) 1,143,508
Total Software 28,454,167
Specialized REITs - 0.8%
5,450 American Tower Corp 1,056,973
5,000 Life Storage Inc 664,800
Total Specialized REITs 1,721,773
Specialty Retail - 3.4%
15,620 Advance Auto Parts Inc 1,098,086
10,240 Home Depot Inc/The 3,180,954
12,010 Ross Stores Inc 1,346,681

Nuveen Core Equity Alpha Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

JCE
Shares Description (1) Value
Specialty Retail (continued)
20,110 TJX Cos Inc/The $ 1,705,127
Total Specialty Retail 7,330,848
Technology Hardware, Storage & Peripherals - 8.5%
92,838 Apple Inc (3) 18,007,787
Total Technology Hardware, Storage & Peripherals 18,007,787
Textiles, Apparel & Luxury Goods - 0.5%
180 Lululemon Athletica Inc (2) 68,130
50,010 VF Corp 954,691
Total Textiles, Apparel & Luxury Goods 1,022,821
Trading Companies & Distributors - 0.1%
690 WESCO International Inc 123,551
Total Trading Companies & Distributors 123,551
Wireless Telecommunication Services - 0.6%
9,170 T-Mobile US Inc (2) 1,273,713
Total Wireless Telecommunication Services 1,273,713
Total Common Stocks
(cost $175,994,681) 212,428,681
Shares Description (1) Value
X – EXCHANGE-TRADED FUNDS - 1.1%
X 2,317,692
5,200 iShares Core S&P 500 ETF $ 2,317,692
Total Exchange-Traded Funds
(cost $1,952,618) 2,317,692
Description Type
Number of
Contracts
Notional
Amount (4)
Exercise
Price
Expiration
Date Value
OPTIONS PURCHASED - 0.0%
X –
CBOE Volatility Index Call 10 $ 22,000 $ 22 7/19/23 $ 200
Total Options Purchased
(cost $786) 10 $ 22,000 200
Total Long-Term Investments
(cost $177,948,085) 214,746,573
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  2.6%
– REPURCHASE AGREEMENTS - 2.6%
X 5,494,670
$ 5,495 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 6/30/23, repurchase price
$5,495,366, collateralized by $6,404,300, U.S. Treasury
Note, 1.500%, due 11/30/28, value $5,604,632
1.520% 7/03/23 $ 5,494,670
Total Repurchase Agreements
(cost $5,494,670) 5,494,670
Total Short-Term Investments
(cost $5,494,670) 5,494,670
Total Investments
(cost $183,442,755 ) - 103.6% 220,241,243
Other Assets & Liabilities, Net -   (3.6)%(5) (7,637,243)
Net Assets Applicable to Common Shares - 100% $ 212,604,000

Investments in Derivatives
Options Written
Description Type
Number of
Contracts
Notional
Amount (4)
Exercise
Price Expiration Date Value
Russell 2000 Index Call (10) $ (1,900,000) $ 1,900 7/21/23 $ (23,750)
S&P 500 Index Call (40) (17,200,000) 4,300 7/21/23 (661,600)
S&P 500 Index Call (70) (30,275,000) 4,325 7/21/23 (992,950)
S&P 500 Index Call (62) (26,970,000) 4,350 7/21/23 (734,700)
S&P 500 Index Call (10) (4,450,000) 4,450 7/21/23 (44,850)
S&P 500 Index Call (5) (2,250,000) 4,500 7/21/23 (11,150)
Total Options Written (premiums received $830,465) (197) $(83,045,000) $(2,469,000)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(4) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
(5) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the
Statement of Assets and Liabilities, when applicable.
CBOE Chicago Board Options Exchange
ETF Exchange-Traded Fund
REIT Real Estate Investment Trust
S&P Standard & Poor's
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

\\
June 30, 2023 (Unaudited) BXMX DIAX SPXX QQQX JCE
ASSETS
Long-term investments, at value
†‡
$ 1,447,208,221 $ 579,400,118 $ 294,036,374 $ 1,191,169,218 $ 214,746,573
Investments purchased with collateral from securities lending, at value
(cost approximates value) – – 221,781 91,507 –
Short-term investments, at value
◊
41,111,132 10,246,686 4,929,183 20,654,303 5,494,670
Cash 7,972 – 834 – 5,103
Cash denominated in foreign currencies
^
551 – – – –
Cash collateral at broker for investments in options contracts – 860,000 540,000 1,270,000 –
Receivables:
Dividends 1,018,590 175,651 150,183 111,611 92,392
Interest 5,315 433 208 872 232
Investments sold 15,102,912 – – – –
Options sold 4,594,930 – – – –
Reclaims 2,633 – – 329 –
Shares sold – – – 1,231,998 –
Deferred offering costs – – 212,589 39,562 –
Other assets 355,293 55,922 56,667 187,465 43,801
Total assets 1,509,407,549 590,738,810 300,147,819 1,214,756,865 220,382,771
LIABILITIES
Options written, at value
#
40,488,010 5,393,162 2,784,775 11,496,786 2,469,000
Payables:
Collateral from securities lending – – 221,781 91,507 –
Dividends 23,631,861 10,168,280 5,141,264 19,780,457 5,020,859
Options purchased 10,237,010 – – – –
Accrued expenses:
Custodian fees 89,220 49,873 50,770 83,244 44,645
Investor relations 135,136 58,505 31,762 116,166 18,292
Management fees 978,783 404,953 194,890 800,578 157,107
Trustees fees 309,826 52,754 50,180 122,312 39,169
Professional fees 17,118 19,444 13,915 15,060 17,295
Shareholder reporting expenses 66,116 28,396 17,153 54,898 8,461
Shareholder servicing agent fees 90 49 19 52 21
Shelf offering costs – – – 47,275 –
Other 45,234 21,083 7,959 75,513 3,922
Total liabilities 75,998,404 16,196,499 8,514,468 32,683,848 7,778,771
Net assets applicable to common shares $ 1,433,409,145 $ 574,542,311 $ 291,633,351 $ 1,182,073,017 $ 212,604,000
Common shares outstanding 104,165,286 36,366,913 17,960,021 48,696,274 16,084,218
Net asset value ("NAV") per common share outstanding $ 13.76 $ 15.80 $ 16.24 $ 24.27 $ 13.22
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
Common shares, $0.01 par value per share $ 1,041,653 $ 363,669 $ 179,600 $ 486,963 $ 160,842
Paid-in capital 525,608,426 245,232,611 125,528,591 434,965,994 187,761,330
Total distributable earnings (loss) 906,759,066 328,946,031 165,925,160 746,620,060 24,681,828
Net assets applicable to common shares $ 1,433,409,145 $ 574,542,311 $ 291,633,351 $ 1,182,073,017 $ 212,604,000
Authorized shares:
Common Unlimited Unlimited Unlimited Unlimited Unlimited
†
Long-term investments, cost $ 532,120,102 $ 233,233,562 $ 121,949,378 $ 374,229,136 $ 177,948,085
◊
Short-term investments, cost $ 41,111,132 $ 10,246,686 $ 4,929,183 $ 20,654,303 $ 5,494,670
‡ Includes securities loaned of $ — $ — $ 216,838 $ 98,313 $ —
#
Options written, premiums received $ 27,664,169 $ 3,450,347 $ 1,751,261 $ 9,332,004 $ 830,465
^
Cash denominated in foreign currencies, cost $ 536 $ — $ — $ — $ —

Statement of Operations
See Notes to Financial Statements

Six Months Ended June 30, 2023 (Unaudited) BXMX DIAX SPXX QQQX JCE
INVESTMENT INCOME
Dividends $ 11,570,318 $ 6,414,477 $ 2,319,761 $ 4,864,216 $ 1,577,984
Interest 397,241 9,697 4,996 20,093 3,074
Securities lending income, net — 1,248 12,642 22,130 153
Tax withheld (20,249) — (507) (5,502) —
Total investment income 11,947,310 6,425,422 2,336,892 4,900,937 1,581,211
EXPENSES
– – – – –
Management fees 5,688,604 2,472,950 1,135,237 4,466,647 913,676
Shareholder servicing agent fees 489 294 95 285 108
Interest expense 465 — 34 290 33
Trustees fees 20,476 8,997 4,170 15,678 2,877
Custodian expenses 55,290 28,324 55,626 54,412 29,395
Investor relations expenses 130,706 59,889 33,923 119,974 20,538
Professional fees 55,217 38,491 25,022 44,997 28,594
Shareholder reporting expenses 95,781 46,528 35,308 92,893 19,586
Stock exchange listing fees 15,714 5,439 4,799 — 3,647
Other 106,086 60,808 25,517 160,993 5,479
Total expenses 6,168,828 2,721,720 1,319,731 4,956,169 1,023,933
Net investment income (loss) 5,778,482 3,703,702 1,017,161 (55,232) 557,278
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments and foreign currency 25,768,654 20,478,126 8,050,224 42,352,384 746,839
Options written (21,444,276) (15,941,649) (7,497,507) (81,966,470) 569,941
Net realized gain (loss) 4,324,378 4,536,477 552,717 (39,614,086) 1,316,780
Change in unrealized appreciation (depreciation) on:
Investments and foreign currency 191,321,712 2,265,715 36,628,639 316,200,308 29,230,835
Options written (28,487,752) (3,820,914) (1,893,426) (9,599,650) (1,924,382)
Change in net unrealized appreciation (depreciation) 162,833,960 (1,555,199) 34,735,213 306,600,658 27,306,453
Net realized and unrealized gain (loss) 167,158,338 2,981,278 35,287,930 266,986,572 28,623,233
Net increase (decrease) in net assets applicable to
common shares from operations $ 172,936,820 $ 6,684,980 $ 36,305,091 $ 266,931,340 $ 29,180,511

Statement of Changes in Net Assets
See Notes to Financial Statements

BXMX DIAX
Unaudited
Six Months Ended
6/30/23
Year Ended
12/31/22
Unaudited
Six Months Ended
6/30/23
Year Ended
12/31/22
OPERATIONS
Net investment income (loss) $ 5,778,482 $ 9,828,657 $ 3,703,702 $ 7,248,390
Net realized gain (loss) 4,324,378 130,874,764 4,536,477 26,781,810
Change in net unrealized appreciation (depreciation) 162,833,960 (324,625,247) (1,555,199) (61,332,721)
Net increase (decrease) in net assets applicable to common shares from operations 172,936,820 (183,921,826) 6,684,980 (27,302,521)
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (49,270,180) (98,466,148) (20,852,788) (40,345,882)
Return of Capital – – – (1,359,694)
Decrease in net assets applicable to common shares from
distributions to common shareholders (49,270,180) (98,466,148) (20,852,788) (41,705,576)
CAPITAL SHARE TRANSACTIONS
Common shares:
Net proceeds from common shares issued to common
shareholders due to reinvestment of distributions 986,113 — — —
Net increase (decrease) in net assets applicable to common shares from capital share transactions 986,113 — — —
Net increase (decrease) in net assets applicable to common shares 124,652,753 (282,387,974) (14,167,808) (69,008,097)
Net assets applicable to common shares at the beginning of the period 1,308,756,392 1,591,144,366 588,710,119 657,718,216
Net assets applicable to common shares at the end of the
period $ 1,433,409,145 $ 1,308,756,392 $ 574,542,311 $ 588,710,119

See Notes to Financial Statements

SPXX QQQX
Unaudited
Six Months Ended
6/30/23
Year Ended
12/31/22
Unaudited
Six Months Ended
6/30/23
Year Ended
12/31/22
OPERATIONS
Net investment income (loss) $ 1,017,161 $ 2,227,889 $ (55,232) $ 403,565
Net realized gain (loss) 552,717 20,649,764 (39,614,086) 104,349,228
Change in net unrealized appreciation (depreciation) 34,735,213 (70,181,751) 306,600,658 (480,763,794)
Net increase (decrease) in net assets applicable to common shares from operations 36,305,091 (47,304,098) 266,931,340 (376,011,001)
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (10,560,492) (20,756,114) (40,773,949) (93,184,576)
Decrease in net assets applicable to common shares from
distributions to common shareholders (10,560,492) (20,756,114) (40,773,949) (93,184,576)
CAPITAL SHARE TRANSACTIONS
Common shares:
Proceeds from shelf offering, net of offering costs (7,319) 10,181,265 4,814,539 81,420,803
Net proceeds from common shares issued to common
shareholders due to reinvestment of distributions 135,722 223,858 1,383,355 2,625,827
Net increase (decrease) in net assets applicable to common shares from capital share transactions 128,403 10,405,123 6,197,894 84,046,630
Net increase (decrease) in net assets applicable to common shares 25,873,002 (57,655,089) 232,355,285 (385,148,947)
Net assets applicable to common shares at the beginning of the period 265,760,349 323,415,438 949,717,732 1,334,866,679
Net assets applicable to common shares at the end of the
period $ 291,633,351 $ 265,760,349 $ 1,182,073,017 $ 949,717,732

See Notes to Financial Statements

JCE
Unaudited
Six Months Ended
6/30/23
Year Ended
12/31/22
OPERATIONS
Net investment income (loss) $ 557,278 $ 1,534,041
Net realized gain (loss) 1,316,780 (1,637,397)
Change in net unrealized appreciation (depreciation) 27,306,453 (47,326,005)
Net increase (decrease) in net assets applicable to common shares from operations 29,180,511 (47,429,361)
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (10,293,900) (32,669,229)
Return of Capital – (4,773,720)
Decrease in net assets applicable to common shares from distributions to common shareholders (10,293,900) (37,442,949)
CAPITAL SHARE TRANSACTIONS
Common shares:
Net proceeds from common shares issued to common shareholders due to reinvestment of distributions 149,097 396,514
Net increase (decrease) in net assets applicable to common shares from capital share transactions 149,097 396,514
Net increase (decrease) in net assets applicable to common shares 19,035,708 (84,475,796)
Net assets applicable to common shares at the beginning of the period 193,568,292 278,044,088
Net assets applicable to common shares at the end of the period $ 212,604,000 $ 193,568,292

Financial Highlights

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return of
Capital Total
Shelf
Offering
Costs
Premium
per
Share
Sold
through
Shelf
Offering
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
BXMX
6/30/23(c) $ 12.57 $ 0.06 $ 1.60 $ 1.66 $ (0.47) $ — $ — $ (0.47) $ — $ — $ 13.76 $ 13.37
12/31/22 15.29 0.09 (1.86) (1.77) (0.10) (0.85) — (0.95) — — 12.57 12.65
12/31/21 13.75 0.04 2.36 2.40 (0.07) (0.41) (0.38) (0.86) — — 15.29 14.65
12/31/20 13.68 0.15 0.80 0.95 (0.12) — (0.76) (0.88) —(e) —(e) 13.75 12.88
12/31/19 12.61 0.16 1.84 2.00 (0.16) — (0.77) (0.93) —(e) —(e) 13.68 13.75
12/31/18 14.35 0.15 (0.91) (0.76) (0.16) (0.37) (0.45) (0.98) —(e) —(e) 12.61 12.07
DIAX
6/30/23(c) 16.19 0.10 0.08 0.18 (0.57) — — (0.57) — — 15.80 14.11
12/31/22 18.09 0.20 (0.95) (0.75) (0.20) (0.91) (0.04) (1.15) — — 16.19 15.51
12/31/21 16.65 0.17 2.36 2.53 (0.17) (0.16) (0.76) (1.09) — — 18.09 17.77
12/31/20 18.20 0.22 (0.66) (0.44) (0.22) (0.81) (0.08) (1.11) —(e) —(e) 16.65 15.20
12/31/19 16.90 0.27 2.21 2.48 (0.27) — (0.91) (1.18) —(e) —(e) 18.20 17.66
12/31/18 19.05 0.25 (1.16) (0.91) (0.25) (0.22) (0.77) (1.24) —(e) —(e) 16.90 16.12
SPXX
6/30/23(c) 14.80 0.06 1.97 2.03 (0.59) — — (0.59) — — 16.24 15.68
12/31/22 18.70 0.13 (2.85) (2.72) (0.13) (1.05) — (1.18) — — 14.80 16.12
12/31/21 16.17 0.11 3.40 3.51 (0.11) (0.60) (0.27) (0.98) —(e) —(e) 18.70 18.60
12/31/20 16.27 0.15 0.75 0.90 (0.15) — (0.85) (1.00) —(e) —(e) 16.17 15.24
12/31/19 14.42 0.17 2.74 2.91 (0.18) — (0.88) (1.06) —(e) —(e) 16.27 16.47
12/31/18 16.47 0.18 (1.12) (0.94) (0.18) (0.03) (0.91) (1.12) —(e) 0.01 14.42 14.04
QQQX
6/30/23(c) 19.61 —(e) 5.50 5.50 (0.84) — — (0.84) — — 24.27 24.93
12/31/22 29.63 0.01 (8.06) (8.05) (0.01) (1.96) — (1.97) — — 19.61 20.43
12/31/21 26.32 (0.06) 5.12 5.06 — (0.78) (1.01) (1.79) —(e) 0.04 29.63 30.65
12/31/20 24.12 0.04 3.70 3.74 (0.01) — (1.55) (1.56) —(e) 0.02 26.32 26.01
12/31/19 20.27 0.06 5.33 5.39 (0.05) — (1.51) (1.56) —(e) 0.02 24.12 24.05
12/31/18 22.84 0.06 (0.98) (0.92) (0.06) (1.37) (0.25) (1.68) —(e) 0.03 20.27 20.00
(a) Based on average shares outstanding.
(b) Percentage is not annualized.

See Notes to Financial Statements.

Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value(b)
Based
on
Share
Price(b)
Net
Assets,
End of
Period (000) Expenses
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
13.36% 9.52% $ 1,433,409 0.91% (d) 0.85% (d) 10%
(11.63) (7.09) 1,308,756 0.89 0.70 6
17.80 20.75 1,591,144 0.89 0.31 7
7.92 1.16 1,431,454 0.91 1.14 22
16.16 22.08 1,422,672 0.91 1.18 4
(5.56) (8.88) 1,307,669 0.89 1.10 5
1.14 (5.34) 574,542 0.94 (d) 1.28 (d) 4
(3.92) (5.93) 588,710 0.93 1.20 15
15.45 24.60 657,718 0.92 0.96 8
(1.49) (6.73) 605,601 0.94 1.40 27
14.94 17.07 661,255 0.95 1.49 6
(5.01) (8.27) 610,220 0.92 1.37 9
13.83 1.00 291,633 0.95 (d) 0.73 (d) 10
(14.70) (6.79) 265,760 0.92 0.78 32
22.15 29.03 323,415 0.90 0.61 26
6.60 (0.24) 277,949 0.93 1.03 20
20.62 25.40 275,280 0.99 1.11 8
(6.03) (12.99) 238,344 0.91 1.08 16
28.24 26.38 1,182,073 0.92 (d) (0.01) (d) 8
(27.68) (27.25) 949,718 0.92 0.04 36
19.85 25.39 1,334,867 0.90 (0.21) 32
16.61 15.66 1,092,308 0.94 0.15 20
27.33 28.73 951,945 0.91 0.25 11
(4.39) (11.15) 766,930 0.91 0.25 23
(c) Unaudited.
(d) Annualized.
(e) Value rounded to zero.

Financial Highlights (continuted)

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return of
Capital Total
Premium
per
Share
Sold
through
Shelf
Offering
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
JCE
6/30/23(c) $ 12.04 $ 0.03 $ 1.79 $ 1.82 $ (0.64) $ — $ — $ (0.64) $ — $ 13.22 $ 12.76
12/31/22 17.33 0.10 (3.06) (2.96) (0.10) (1.93) (0.30) (2.33) — 12.04 13.54
12/31/21 15.21 0.01 3.95 3.96 (0.07) (1.77) — (1.84) — 17.33 18.58
12/31/20 15.04 0.14 0.96 1.10 (0.10) (0.83) — (0.93) — (e) 15.21 14.07
12/31/19 12.68 0.09 3.27 3.36 (0.10) (0.55) (0.35) (1.00) — 15.04 14.62
12/31/18 14.76 0.07 (1.04) (0.97) (0.07) (1.04) — (1.11) — 12.68 12.03
(a) Based on average shares outstanding.
(b) Percentage is not annualized.
(c) Unaudited.
(d) Annualized.
(e) Value rounded to zero.

See Notes to Financial Statements

Ratios to Average Net Assets
Expenses
NII
(Loss)
12/31/20
1.23%
0.94%
Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value(b)
Based
on
Share
Price(b)
Net
Assets,
End of
Period (000) Expenses
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
15 .31% ( 0 .84 ) % $ 212,604 1 .02% (d) 0 .55% (d) 51%
( 17 .30 ) ( 14 .07 ) 193,568 1 .00 0 .66 92
26 .91 47 .15 278,044 0 .98 0 .09 104
8 .42 3 .62 243,790 1 .17 (f) 1 .00 (f) 169
26 .96 30 .26 241,024 1 .01 0 .64 35
( 7 .17 ) ( 10 .86 ) 203,322 1 .01 0 .47 121
(f) During the period ended December 31, 2020, the Adviser voluntarily reimbursed the Fund for certain expenses incurred in connection with a common shares equity shelf program. As a result, the Expenses and Net Investment Income (Loss) Ratios to Average Net Assets reflect this voluntary expense reimbursement from
Adviser. The Expenses and Net Investment Income (Loss) Ratios to Average Net Assets excluding this expense reimbursement from Adviser were as follows:

Notes to Financial Statements
(Unaudited)
1. General Information
Fund Information:
The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”)
or
Nasdaq National Market
(“Nasdaq”) symbols are as follows (each a “Fund” and collectively, the “Funds”):
Nuveen S&P 500 Buy-Write Income Fund (BXMX)
Nuveen Dow 30SM Dynamic Overwrite Fund (DIAX)
Nuveen S&P 500 Dynamic Overwrite Fund (SPXX)
Nuveen Nasdaq 100 Dynamic Overwrite Fund (QQQX)
Nuveen Core Equity Alpha Fund (JCE)
The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as diversified (non-diversified for DIAX and
QQQX) closed-end management investment companies. Shares of BXMX, DIAX, SPXX and JCE are traded on the NYSE while shares of QQQX are traded on the Nasdaq. BXMX, DIAX, SPXX, QQQX and JCE were organized as Massachusetts business trusts on July 23, 2004, May 20, 2014,
November 11, 2004, May 20, 2014 and January 9, 2007, respectively.
Current Fiscal Period:
The end of the reporting period for the Funds is June 30, 2023, and the period covered by these Notes to Financial
Statements is the six months ended June 30, 2023 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Gateway Investment Advisers, LLC (“Gateway”), under which Gateway manages BXMX’s investment portfolio and Nuveen
Asset Management, LLC (“NAM”), a subsidiary of the Adviser, under which NAM manages the investment portfolios of DIAX, SPXX, QQQX and JCE.
Developments Regarding the Funds' Control Share By-Law:
On October 5, 2020, the Funds and certain other closed-end funds in the Nuveen fund complex amended their by-laws. Among other things, the amended by-laws included provisions pursuant to which, in summary, a shareholder who obtains beneficial ownership of common shares in a Control Share Acquisition (as defined in the by-laws) shall have the same voting rights as other common shareholders only to the extent authorized by the other disinterested shareholders (the “Control Share By-Law”). On January 14, 2021, a
shareholder of certain Nuveen closed-end funds filed a civil complaint in the U.S. District Court for the Southern District of New York (the “District
Court”) against certain Nuveen funds and their trustees, seeking a declaration that such funds’ Control Share By-Laws violate the 1940 Act, rescission of such fund’s Control Share By-Laws and a permanent injunction against such funds applying the Control Share By-Laws. On February 18, 2022, the District Court granted judgment in favor of the plaintiff’s claim for rescission of such funds’ Control Share By-Laws and the plaintiff’s declaratory judgment claim, and declared that such funds’ Control Share By-Laws violate Section 18(i) of the 1940 Act. Following review of the judgment of the
District Court, on February 22, 2022, the Funds' Board of Trustees (the "Board") amended the Fund’s by-laws to provide that the Funds' Control
Share By-Law shall be of no force and effect for so long as the judgment of the District Court is effective and that if the judgment of the District Court is reversed, overturned, vacated, stayed, or otherwise nullified, the Fund's Control Share By-Law will be automatically reinstated and apply to any beneficial owner of common shares acquired in a Control Share Acquisition, regardless of whether such Control Share Acquisition occurs before or after such reinstatement, for the duration of the stay or upon issuance of the mandate reversing, overturning, vacating or otherwise nullifying the judgment of the District Court. On February 25, 2022, the Board and the Funds appealed the District Court’s decision to the U.S. Court of Appeals for the Second Circuit.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services – Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation:
The Funds pay no compensation directly to those of its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Common Shareholders:
Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Each Fund makes quarterly cash distributions to shareholders of a stated dollar amount per share. Subject to approval and oversight by the Board, each Fund seeks to maintain a stable distribution level designed to deliver the long-term return potential of each Fund’s investment strategy through regular quarterly distributions (a “Managed Distribution Program”). Total distributions during a calendar year generally will be made from each
Fund’s net investment income, net realized capital gains and net unrealized capital gains in the Fund’s portfolio, if any. The portion of distributions paid attributed to net unrealized gains, if any, is distributed from the Fund’s assets and is treated by shareholders as a non-taxable distribution
(“return of capital”) for tax purposes. In the event that total distributions during a calendar year exceed a Fund’s total return on NAV, the difference will reduce NAV per share. If a Fund’s total return on NAV exceeds total distributions during a calendar year, the excess will be reflected as an increase in NAV per share. The final determination of the source and character of all distributions paid by a Fund during the fiscal year is made after the end of the fiscal year and is reflected in the financial statements contained in the annual report as of December 31 each year.
Foreign Currency Transactions and Translation:
To the extent that the Funds invest in securities and/or contracts that are denominated in a currency other than U.S. dollars, the Funds will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because their currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash)
basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from investments and foreign currency” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes:
The Fund may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invest.
Indemnifications:
Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. interest income is recorded on an accrual basis. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.

Notes to Financial Statements
(Unaudited) (continued)
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financials.
New Accounting Pronouncement:
In March 2020, FASB issued Accounting Standards Update ("ASU") 2020-04, Reference Rate Reform: Facilitation
of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank
Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31,
2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848,
which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
New Accounting Pronouncement:
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement
("Topic 820"). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Purchased and written options traded and listed on a national market or exchange are valued at the mean of the closing bid and asked prices and are generally classified as Level 1.
Over-the-counter (“OTC”) options are marked-to-market daily based upon a price supplied by a pricing service. OTC options are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
BXMX
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,447,208,221 $ – $ – $ 1,447,208,221
Short-Term Investments:
Repurchase Agreements – 41,111,132 – 41,111,132
Investments in Derivatives:
Options Written (40,488,010) – – (40,488,010)
Total $ 1,406,720,211 $ 41,111,132 $ – $ 1,447,831,343
DIAX
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 574,106,256 $ – $ – $ 574,106,256
Exchange-Traded Funds 5,286,720 – – 5,286,720
Options Purchased 6,500 642 – 7,142
Short-Term Investments:
Repurchase Agreements – 10,246,686 – 10,246,686
Investments in Derivatives:
Options Written (4,473,700) (919,462) – (5,393,162)
Total $ 574,925,776 $ 9,327,866 $ – $ 584,253,642
SPXX
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 288,746,083 $ – $ – $ 288,746,083
Exchange-Traded Funds 5,286,720 – – 5,286,720
Options Purchased 3,250 321 – 3,571
Investments Purchased with Collateral from Securities
Lending 221,781 – – 221,781
Short-Term Investments:
Repurchase Agreements – 4,929,183 – 4,929,183
Investments in Derivatives:
Options Written (2,171,800) (612,975) – (2,784,775)
Total $ 292,086,034 $ 4,316,529 $ – $ 296,402,563
QQQX
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,175,081,636 $ – $ – $ 1,175,081,636
Exchange-Traded Funds 16,080,440 – – 16,080,440
Options Purchased 6,500 642 – 7,142
Investments Purchased with Collateral from Securities
Lending 91,507 – – 91,507
Short-Term Investments:
Repurchase Agreements – 20,654,303 – 20,654,303
Investments in Derivatives:
Options Written (9,964,350) (1,532,436) – (11,496,786)
Total $ 1,181,295,733 $ 19,122,509 $ – $ 1,200,418,242

Notes to Financial Statements
(Unaudited) (continued)
4. Portfolio Securities
Repurchase Agreements:
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Securities Lending:
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, a Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
JCE
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 212,428,681 $ – $ – $ 212,428,681
Exchange-Traded Funds 2,317,692 – – 2,317,692
Options Purchased 200 – – 200
Short-Term Investments:
Repurchase Agreements – 5,494,670 – 5,494,670
Investments in Derivatives:
Options Written (2,469,000) – – (2,469,000)
Total $ 212,277,573 $ 5,494,670 $ – $ 217,772,243
Fund Counterparty
Short-term
Investments, at
Value
Collateral
Pledged (From)
Counterparty
BXMX Fixed Income Clearing Corporation $ 41,111,132 $ (41,933,512)
DIAX Fixed Income Clearing Corporation 10,246,686 (10,451,659)
SPXX Fixed Income Clearing Corporation 4,929,183 (5,027,830)
QQQX Fixed Income Clearing Corporation 20,654,303 (21,067,406)
JCE Fixed Income Clearing Corporation 5,494,670 (5,604,632)
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
SPXX Common Stocks $ 216,838 $ 221,781
QQQX Common Stocks 98,313 91,507

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/
delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables.
Options Transactions:
The Funds may purchase (buy) or write (sell) put and call options on specific securities (including groups or "baskets" of specific securities), interest rates, stock indices and/or bond indices (each a “financial instrument”). Options can be settled either directly with the counterparty (over the counter) or through a central clearing house (exchange traded). Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a financial instrument at a specified exercise price at any time during the period of the option.
When a Fund purchases an option, an amount equal to the premium paid (the premium plus commission) is recognized as an asset on the Statement of Asset and Liabilities. When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recognized as a liability on the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current value of the written option until the option is exercised or expires or the Fund enters into a closing purchase transaction. The changes in the value of options purchased and/or written during the fiscal period are recognized as in unrealized appreciation (depreciation) on the Statement of Operations. When an option expires, the premiums received or paid are recognized as realized gains or losses on the Statement of Operations. When an option is exercised or a closing purchase transaction is entered into, the difference between the premium and the amount received or paid in a closing transaction is recognized as a realized gain or loss on the Statement of Operations.
The market risk associated with purchasing options is limited to the premium paid. The Fund, as writer of an option, has no control over whether the underlying instrument may be sold (called) or purchased (put) and as a result bears the risk of an unfavorable change in the market value of the instrument underlying the written option. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.
During the current fiscal period, BXMX wrote call options on equity indices as per its stated strategy, with the notional amount of these options averaging 99% of the Fund’s assets.
During the current fiscal period, DIAX, SPXX and QQQX, each wrote call options on equity indices as per its stated dynamic overwriting strategy with the notional amounts of these options ranging from approximately 35-75% of each Fund’s assets. DIAX, SPXX and QQQX also purchased put and call options as part of their overwrite strategy.
During the current fiscal period, JCE continued to write and purchase call options on equity indexes, while investing in a portfolio that included equities to enhance returns while foregoing some upside potential of its equity portfolio.
The average notional amount of outstanding options purchased during the current fiscal period, was as follows:
The average notional amount of outstanding options written during the current fiscal period, was as follows:
Fund
Purchases Sales
BXMX
$ 134,039,188 $ 209,461,147
DIAX
25,215,149 60,811,908
SPXX
26,960,027 44,386,314
QQQX
86,634,156 208,814,486
JCE
103,997,213 111,942,995
Fund
Average Notional Amount of Options
Contracts Purchased Outstanding
*
DIAX $ 1,840,000
SPXX 920,000
QQQX 1,840,000
JCE 7,333
*
The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

Notes to Financial Statements
(Unaudited) (continued)
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
As of the end of the reporting period, the following Funds have invested in derivative contracts which are reflected in the Statement of Assets and
Liabilities as follows:
During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
Fund
Average Notional Amount of Options
Contracts Written Outstanding
*
BXMX $ (1,363,750,833)
DIAX (291,316,667)
SPXX (139,605,000)
QQQX (552,318,333)
JCE (70,150,000)
*
The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
BXMX
Options Written Equity - $ – Options written, at
value
$ (40,488,010)
1 1 1 1 1 1 1 1
DIAX
Options Purchased Equity Long-term
investments, at
value
7,142 -
Options Written Equity - – Options written, at
value
(5,393,162)
1 1 1 1 1 1 1 1
SPXX
Options Purchased Equity Long-term
investments, at
value
3,571 -
Options Written Equity - – Options written, at
value
(2,784,775)
1 1 1 1 1 1 1 1
QQQX
Options Purchased Equity Long-term
investments, at
value
7,142 -
Options Written Equity - – Options written, at
value
(11,496,786)
1 1 1 1 1 1 1 1
JCE
Options Purchased Equity Long-term
investments, at
value
200 -
Options Written Equity - – Options written, at
value
(2,469,000)
1 1 1 1 1 1 1 1

6. Fund Shares
Common Shares Equity Shelf Programs and Offering Costs:
The following Funds have filed a registration statement with the SEC authorizing each
Fund to issue additional common shares through one or more equity shelf programs (“Shelf Offering”), which became effective with the SEC during prior fiscal periods.
Under this Shelf Offering, the Funds, subject to market conditions, may raise additional equity capital by issuing additional common shares from time to time in varying amounts and by different offering methods at a net price at or above each Fund’s NAV per common share. In the event the Fund’s
Shelf Offering registration statement is no longer current, the Fund may not issue additional common shares until a post-effective amendment to the registration statement has been filed with the SEC.
Additional authorized common shares, common shares sold and offering proceeds, net of offering costs under each Fund’s Shelf Offering during the
Funds’ current and prior fiscal period were as follows:
Costs incurred by the Funds in connection with their initial shelf registrations are recorded as a prepaid expense and recognized as “Deferred offering costs” on the Statement of Assets and Liabilities. These costs are amortized pro rata as common shares are sold and are recognized as a component of “Proceeds from shelf offering, net of offering costs” on the Statement of Changes in Net Assets. Any deferred offering costs remaining after the effectiveness of the initial shelf registration will be expensed. Costs incurred by the Fund to keep the shelf registration current are expensed as incurred and recognized as a component of “Other expenses” on the Statement of Operations.
Common Share Transactions:
Transactions in common shares for the Funds during the Funds’ current and prior fiscal period, where applicable, were as follows:
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
BXMX
Options Written Equity $ (21,444,276) $ (28,487,752)
DIAX
Options Purchased Equity (105,959) (23,009)
Options Written Equity (15,941,649) (3,820,914)
SPXX
Options Purchased Equity (50,079) (11,504)
Options Written Equity (7,497,507) (1,893,426)
QQQX
Options Purchased Equity (114,202) (23,010)
Options Written Equity (81,966,470) (9,599,650)
JCE
Options Purchased Equity (8,655) (586)
Options Written Equity 569,941 (1,924,382)
SPXX QQQX
Six Months
Ended
6/30/23
Year Ended
12/31/22
Six Months
Ended
6/30/23
Year Ended
12/31/22
Maximum aggregate offering $4,993,317 $4,993,317 Unlimited $–
Common shares sold – 639,749 192,461 3,280,964
Offering proceeds, net of offering costs $(7,319) $10,181,265 $4,814,539 $81,420,803

Notes to Financial Statements
(Unaudited) (continued)
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio invsetments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
BXMX SPXX
Six Months
Ended
6/30/23
Year Ended
12/31/22
Six Months
Ended
6/30/23
Year Ended
12/31/22
Common Shares:
Sold through shelf offering — — — 639,749
Issued to shareholders due to reinvestment of distributions 78,499 — 8,862 14,838
Total 78,499 — 8,862 654,587
Weighted average common share:
Premium to NAV per shelf offering common share sold –% –% –% 1.77%
QQQX JCE
Six Months
Ended
6/30/23
Year Ended
12/31/22
Six Months
Ended
6/30/23
Year Ended
12/31/22
Common Shares:
Sold through shelf offering 192,461 3,280,964 — —
Issued to shareholders due to reinvestment of distributions 66,040 109,290 11,591 25,025
Total 258,501 3,390,254 11,591 25,025
Weighted average common share:
Premium to NAV per shelf offering common share sold 4.61% 2.37% –% –%
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
BXMX
$ 533,356,489 $ 923,629,902 $ (9,155,048) $ 914,474,854
DIAX
239,812,526 359,526,105 (15,084,989) 344,441,116
SPXX
125,260,213 175,519,814 (4,377,464) 171,142,350
QQQX
392,120,715 823,448,238 (15,150,711) 808,297,527
JCE
181,223,254 40,729,224 (4,180,235) 36,548,989
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
BXMX
$ 18,370,943 $ 41,451,927 $ 723,269,556 $ — $ — $ — $ 783,092,426
DIAX
— — 343,113,839 — — — 343,113,839
SPXX
— 5,035,575 135,144,986 — — — 140,180,561
QQQX
5,025,099 21,358,038 494,079,532 — — — 520,462,669
JCE
— — 7,318,154 (1,485,191) — (37,746) 5,795,217

As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. Gateway and
NAM are compensated for their services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedules:
The annual complex-level fee, payable monthly, for each Fund is calculated by multiplying the current complex-wide fee rate, determined according to the following schedule by the Funds’ daily managed assets:
* For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen open-end and closed-end funds that constitute ‘’eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective
January 1, 2011, but do not include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. As of June
30, 2023, the complex-level fee for each Fund was as follows:
Fund
Short-Term Long-Term Total
BXMX
$ — $ — $ —
DIAX
— — —
SPXX
— — —
QQQX
— — —
JCE
1,485,191 — 1,485,191
Average Daily Managed Assets* BXMX DIAX SPXX QQQX JCE
For the first $500 million 0.7000% 0.7000% 0.6600% 0.6900% 0.7500%
For the next $500 million 0.6750 0.6750 0.6350 0.6650 0.7250
For the next $500 million 0.6500 0.6500 0.6100 0.6400 0.7000
For the next $500 million 0.6250 0.6250 0.5850 0.6150 0.6750
For managed assets over $2 billion 0.6000 0.6000 0.5600 0.5900 0.6500
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445

Notes to Financial Statements
(Unaudited) (continued)
Other Transactions with Affiliates:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
9. Inter-Fund Borrowing and Lending
Inter-Fund Borrowing and Lending:
The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund
Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund
Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4)
no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-
fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.
The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.
Fund
Complex-Level Fee
BXMX
0.1595%
DIAX
0.1595%
SPXX
0.1595%
QQQX
0.1595%
JCE
0.1595%
Fund
Purchases Sales
Realized
Gain (Loss)
BXMX
$ — $ — $ —
DIAX
— — —
SPXX
5,245,386 — —
QQQX
2,527,578 7,041,076 1,111,855
JCE
8,585,568 2,576,725 (111,606)

Risk Considerations
(Unaudited)

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation.
Nuveen S&P 500 Buy-Write Income Fund (BXMX)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Common stock returns often have experienced significant volatility. The Fund may not participate in any appreciation of its equity portfolio as fully as it would if the Fund did not sell call options. In addition, the Fund will continue to bear the risk of declines in the value of the equity portfolio. Because index options are settled in cash, sellers of index call options, such as the Fund, cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. For these and other risks, including tax risk, please see the Fund’s web page at
www.nuveen.com/BXMX.
Nuveen Dow 30SM Dynamic Overwrite Fund (DIAX)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Common stock returns often have experienced significant volatility. The Fund may not participate in any appreciation of its equity portfolio as fully as it would if the Fund did not sell call options. In addition, the Fund will continue to bear the risk of declines in the value of the equity portfolio. Because index options are settled in cash, sellers of index call options, such as the Fund, cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. For these and other risks, including tax risk, please see the Fund’s web page at
www.nuveen.com/DIAX.
Nuveen S&P 500 Dynamic Overwrite Fund (SPXX)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Common stock returns often have experienced significant volatility. The Fund may not participate in any appreciation of its equity portfolio as fully as it would if the Fund did not sell call options. In addition, the Fund will continue to bear the risk of declines in the value of the equity portfolio. Because index options are settled in cash, sellers of index call options, such as the Fund, cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. For these and other risks, including tax risk, please see the Fund’s web page at
www.nuveen.com/SPXX.
Nuveen Nasdaq 100 Dynamic Overwrite Fund (QQQX)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Common stock returns often have experienced significant volatility. The Fund may not participate in any appreciation of its equity portfolio as fully as it would if the Fund did not sell call options. In addition, the Fund will continue to bear the risk of declines in the value of the equity portfolio. Because index options are settled in cash, sellers of index call options, such as the Fund, cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. For these and other risks, including tax risk, please see the Fund’s web page at
www.nuveen.com/QQQX.
Nuveen Core Equity Alpha Fund (JCE)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Common stock returns often have experienced significant volatility. The Fund may not participate in any appreciation of its equity portfolio as fully as it would if the Fund did not sell call options. In addition, the Fund will continue to bear the risk of declines in the value of the equity portfolio. Because index options are settled in cash, sellers of index call options, such as the Fund, cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. For these and other risks, including tax risk, please see the Fund’s web page at
www.nuveen.com/JCE.

Additional Fund Information
(Unaudited)
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
CEO Certification Disclosure
Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock
Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.
Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the
Sarbanes-Oxley Act.
Common Share Repurchases
Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
Board of Trustees
Jack B. Evans William C. Hunter Amy B.R. Lancellotta Joanne T. Medero Albin F. Moschner John K. Nelson
Matthew Thornton III Terence J. Toth Margaret L. Wolff Robert L. Young
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank
& Trust Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Independent Registered
Public Accounting Firm
Price waterhouseCoopers
LLP
One North Wacker Drive
Chicago, IL 60606
Transfer Agent and
Shareholder Services
Computershare Trust Company,
N.A.
150 Royall Street
Canton, MA 02021
(800) 257-8787
BXMX DIAX SPXX QQQX JCE
Common shares repurchased 0 0 0 0 0

Glossary of Terms Used in this Report
(Unaudited)

19(a) Notice:
Section 19(a) of the Investment Company Act of 1940 requires that the payment of any distribution which is made from a source other than the fund’s net income be accompanied by a written notice that discloses the estimated sources of such payment.
Average Annual Total Return
: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

Annual Investment Management
Agreement Approval Process
(Unaudited)
At a meeting held on May 23-25, 2023 (the “May Meeting”), the Boards of Trustees (collectively, the “Board” and each Trustee, a “Board Member”)
of the Funds, which are comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of
1940 (the “1940 Act”)) (the “Independent Board Members”), approved, for their respective Fund, the renewal of the management agreement (each, an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”), pursuant to which the Adviser serves as the investment adviser to such Fund, and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with (a) in the case of Nuveen S&P 500 Buy-Write Income
Fund (the “S&P Buy-Write Fund”), Gateway Investment Advisers, LLC (“Gateway”), pursuant to which Gateway serves as the investment sub-adviser to such Fund; and (b) in the case of Nuveen Dow 30sm Dynamic Overwrite Fund (the “Dow Fund”), Nuveen S&P 500 Dynamic Overwrite Fund (the
“S&P Dynamic Fund”), Nuveen Nasdaq 100 Dynamic Overwrite Fund (the “Nasdaq Fund”) and Nuveen Core Equity Alpha Fund (the “Core Equity
Alpha Fund”), Nuveen Asset Management, LLC (“NAM,” and Gateway and NAM are each, a “Sub-Adviser”), pursuant to which NAM serves as the investment sub-adviser to each such Fund, for an additional one-year term. As the Board is comprised of all Independent Board Members, the references to the Board and the Independent Board Members are interchangeable.
Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are
collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Advisers are collectively, the “Fund Advisers” and each, a “Fund
Adviser.”
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and the applicable sub-advisers in their annual review of the advisory agreements. Throughout the year, the
Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the Nuveen funds; management of distributions; valuation of securities; fund expenses; securities lending; liquidity management; overall market and regulatory developments; and with respect to closed-end funds, capital management initiatives, institutional ownership, management of leverage financing and the secondary market trading of the closed-end funds and any actions to address discounts. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible. The presentations, discussions, and meetings throughout the year also provide a means for the Board to evaluate the level, breadth and quality of services provided by the Adviser and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.
In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser and by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions advanced in 2022 for the benefit of particular Nuveen funds and/or the Nuveen fund complex; a review of each sub-adviser to the
Nuveen funds and/or the applicable investment team; an analysis of fund performance with a focus on any Nuveen funds considered performance outliers; an analysis of the fees and expense ratios of the Nuveen funds with a focus on any Nuveen funds considered expense outliers; a review of management fee schedules; a description of portfolio manager compensation; an overview of the secondary market trading of shares of the
Nuveen closed-end funds (including, among other things, an analysis of secondary market performance and commentary regarding the leverage management, share repurchase and shelf offering programs of Nuveen closed-end funds); a description of the profitability or financial data of
Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the Nuveen funds is based on all the information provided to the Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Independent Board
Members.
As part of its review, the Board met on April 11-12, 2023 (the “April Meeting”) to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Advisers were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the Board’s annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the
Advisory Agreements is set forth below.
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the Sub-Advisers in providing services to the applicable Fund(s).
The Board recognized that the Adviser provides a wide array of management, oversight and administrative services to manage and operate the
Nuveen funds and that the scope and complexity of these services, along with the undertakings required of the Adviser in connection with providing these services, have expanded over time as a result of, among other things, regulatory, market and other developments. The Board noted the
Adviser’s dedication of resources, time, personnel and capital and commitment to continuing to develop improvements and innovations that seek to enhance the Nuveen fund complex and meet the needs of the Nuveen funds in an increasingly complex regulatory environment. The Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services.
The Board considered the breadth and the quality of the services the Adviser and its various teams provide in overseeing the investment management of the Nuveen funds, including, among other things, overseeing and reviewing the services provided by the various sub-advisers to the Nuveen funds and their investment teams; evaluating fund performance and market conditions; overseeing operational and investment risks; evaluating investment strategies and recommending any changes thereto; managing liquidity; managing the daily valuation of portfolio securities; overseeing trade execution and securities lending; and setting and managing distributions consistent with the respective fund’s product design. With respect to closed-end funds, such services also include managing leverage; monitoring asset coverage levels for leveraged funds and compliance with rating agency criteria; providing capital management and secondary market services (such as implementing common share shelf offerings, capital return programs and common share repurchases); and maintaining a closed-end fund investor relations program. The Board also reviewed the structure of investment personnel compensation of each Fund Adviser and considered whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.
Given the Nuveen funds operate in a highly regulated industry, the Board further considered the extensive compliance, regulatory and administrative services the Adviser and its various teams provide to manage and operate the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, laws and regulations; devising internal compliance programs in seeking to enhance compliance with regulatory requirements and creating a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board reviewed highlights of the various initiatives Nuveen compliance had taken in 2022 including, among other things, additional due diligence of service providers as their operating environments evolve post-Covid to more hybrid in-person working arrangements; investments in supporting and expanding international trading capabilities; continuing efforts to enhance policies and controls to address compliance risks including those related to environmental, social and governance (“ESG”) matters and new regulatory developments or guidance; and establishing and maintaining compliance policies and comprehensive compliance training programs. The Board also considered information regarding the Adviser’s business continuity, disaster recovery and information security programs and the periodic testing and review of such programs.
In addition to the above functions, the Board considered the quality and extent of other non-advisory services the Adviser provides including, among other things, various fund administration services (such as preparing, overseeing or assisting with the preparation of tax and regulatory filings); product management services (such as evaluating and enhancing products and strategies); legal support services; shareholder services and transfer agency function oversight services; and board support and reporting services. With respect to board support services, the Board reviewed a summary of the annual, quarterly, and special reports the Adviser and/or its affiliates provided to the Board throughout 2022.
The Board further acknowledged various initiatives the Adviser had undertaken or continued in 2022 in seeking to improve the effectiveness of its organization, the Nuveen funds product line-up as well as particular Nuveen fund(s) through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations; launching new funds; reviewing and updating investment policies and benchmarks; reopening certain funds previously closed to new investors; adding or modifying the share classes offered by certain funds;
implementing fee waivers and expense cap changes for certain funds and evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are represented.
Aside from the services provided, the Board recognized the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the
Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the
Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking, among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
The Board further considered the division of responsibilities between the Adviser and the Sub-Advisers and recognized that each Sub-Adviser and its investment personnel generally are responsible for the management of each applicable Fund’s portfolio under the oversight of the Adviser and the Board. The Board considered an analysis of each Sub-Adviser provided by the Adviser which included, among other things, information relating to the assets under management of the Sub-Adviser or applicable investment team and changes thereto, a summary of the applicable investment team and changes to such team, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of each Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Nuveen funds prepared specifically for the annual review of the advisory agreements as well as the performance data the Board received throughout the year representing different time periods. In this regard, leading into the May Meeting, the Board reviewed, among other things,
Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2022 and March 31, 2023. In addition, the Board reviewed and discussed performance data at its regularly scheduled quarterly meetings during the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that have been provided for the annual review as well as in prior meetings over time in evaluating fund performance, including the Adviser’s analysis of a fund’s performance with particular focus on performance outliers
(both overperformance and underperformance), the factors contributing to performance (including relative to a fund’s benchmark and peers and the impact of market conditions) and any recommendations or steps that had been taken or were proposed to be taken to address significant performance concerns. In this regard, the Board noted, among other things, that certain Nuveen funds had changes in portfolio managers or other significant changes to their investment strategies or policies since March 2020, and, as a result, the Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes. With respect to certain Nuveen option overwrite funds, including the S&P Dynamic Fund, the Dow Fund, the Nasdaq Fund and the Core Equity Alpha Fund, the Board recognized, as applicable, the portfolio management and/or investment strategy changes adopted by such funds and considered the respective fund’s performance relative to its blended benchmark as well as the performance attributed to the equity portion and the options portion of the fund’s portfolio relative to their respective benchmark for the trailing one-year periods ended March 31, 2023. In addition, with respect to the S&P Buy-Write Fund, the Board reviewed certain performance data reflecting the annualized performance for the period from January 1, 2022 through March 31, 2023 of the Fund relative to its benchmark and of the equity portion and the options portion of the Fund’s portfolio relative to their respective benchmark.
The Board recognized that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board noted that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.
In its evaluation, the Board reviewed Nuveen fund performance results from different perspectives. In general, subject to certain exceptions, the
Board reviewed both absolute and relative fund performance during the annual review over the various time periods and evaluated performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies and other characteristics of the peers in the Performance Peer
Group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable Nuveen fund. With respect to relative performance of a Nuveen fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the Funds as low, medium or high.
The secondary market trading of shares of the Nuveen closed-end funds also continues to be a priority for the Board given its importance to shareholders, and therefore the Board and/or its Closed-end Fund committee reviews certain performance data reflecting, among other things, the premiums and discounts at which the shares of the Nuveen closed-end funds have traded over specified periods throughout the year. In its review, the Board considers, among other things, changes to investment mandates and guidelines, distribution policies, leverage levels and types; share repurchases and similar capital market actions; and effective communications programs to build greater awareness and deepen understanding of closed-end funds. As applicable, the Board considered the impact of leverage on a Nuveen fund’s performance. The Board further acknowledged that performance results should include the distribution yields of funds that seek to provide income as part of their investment objective(s) to shareholders. In this regard, the Board considered that the use of leverage by various funds may have detracted from total return performance of such funds over various periods in current market conditions, but the leverage also was accretive in helping to provide income.
The Board also evaluated Nuveen fund performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board recognized that longer periods of performance may reflect full market cycles.
In relation to recent general market conditions, the Board had recognized the general market volatility and underperformance of the market in
2022 in considering Nuveen fund performance. The Board took into account the Adviser’s assessment of a fund’s performance during the recent period of significant market volatility. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board’s determinations with respect to each Fund are summarized below.
For the S&P Buy-Write Fund, the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-year period ended December 31, 2022, the Fund outperformed its benchmark for the three- and five-year periods ended December 31, 2022 as well as the one-, three- and five-year periods ended March 31, 2023. Further, the Fund ranked in the second quartile of its Performance Peer Group for the one- and three-year periods ended December 31, 2022 and third quartile for the five-year period ended December 31, 2022. In addition, the Fund ranked in the first quartile of its Performance Peer Group for the one-year period ended March 31, 2023 and third quartile for the three- and five-
year periods ended March 31, 2023. The Board further considered certain performance information attributed to the equity portion of the Fund’s portfolio and the options portion of the Fund’s portfolio. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For the Dow Fund, the Board noted that although the Fund’s performance was below the performance of its blended benchmark for the three- and five-year periods ended December 31, 2022, the Fund outperformed its blended benchmark for the one-year period ended December 31, 2022.
The Fund further ranked in the first quartile of its Performance Peer Group for the one-year period ended December 31, 2022 and third quartile for the three- and five-year periods ended December 31, 2022. In addition, although the Fund’s performance also was below the performance of its blended benchmark for the three- and five-year periods ended March 31, 2023, the Fund outperformed its blended benchmark for the one-year period ended March 31, 2023 and ranked in the first quartile of its Performance Peer Group for the one-year period ended March 31, 2023 and third quartile for the three- and five-year periods ended March 31, 2023. In considering performance, the Board recognized that the Performance
Peer Group was classified as low for relevancy. The Board further considered certain performance information attributed to the equity portion of the Fund’s portfolio and the options portion of the Fund’s portfolio. The Board also noted the changes to the Fund’s equity portfolio management team in 2020 and considered the performance of the Fund since such changes and for the quarter and one-year periods ended March 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For the S&P Dynamic Fund, the Board noted that although the Fund’s performance was below the performance of its blended benchmark for the one-, three- and five-year periods ended December 31, 2022, the Fund ranked in the third quartile of its Performance Peer Group for the one-
year period ended December 31, 2022 and second quartile for the three- and five-year periods ended December 31, 2022. Further, although the Fund’s performance was below the performance of its blended benchmark for the three- and five-year periods ended March 31, 2023, the
Fund outperformed its blended benchmark for the one-year period ended March 31, 2023 and ranked in the third quartile of its Performance Peer
Group for the one-year period ended March 31, 2023 and second quartile for the three- and five-year periods ended March 31, 2023. The Board further considered certain performance information attributed to the equity portion of the Fund’s portfolio and the options portion of the Fund’s portfolio. The Board also noted the changes to the Fund’s equity portfolio management team in 2020 and considered the performance of the Fund since such changes and for the quarter and one-year periods ended March 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s)
and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the
Advisory Agreements.
For the Nasdaq Fund, the Board noted that although the Fund’s performance was below the performance of its blended benchmark for the one-, three- and five-year periods ended December 31, 2022 and the Fund ranked in the fourth quartile of its Performance Peer Group for the one- and three-year periods, the Fund ranked in the third quartile of its Performance Peer Group for the five-year period ended December 31, 2022. In addition, although the Fund’s performance was below the performance of its blended benchmark for the one-, three- and five-year periods ended
March 31, 2023 and the Fund ranked in the fourth quartile of its Performance Peer Group for the one- and three-year periods ended March 31, 2023, the Fund ranked in the second quartile of its Performance Peer Group for the five-year period ended March 31, 2023. In considering performance, the Board, however, recognized that the Performance Peer Group was classified as low for relevancy. The Board further considered certain performance information attributed to the equity portion of the Fund’s portfolio and the options portion of the Fund’s portfolio. The Board also noted the changes to the Fund’s equity portfolio management team in 2020 and considered the performance of the Fund since such changes and for the quarter and one-year periods ended March 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
For the Core Equity Alpha Fund, the Board noted that although the Fund’s performance was below the performance of its blended benchmark for the one-, three- and five-year periods ended December 31, 2022, the Fund ranked in the third quartile of its Performance Peer Group for the one-
year period ended December 31, 2022 and second quartile for the three- and five-year periods ended December 31, 2022. In addition, although the Fund’s performance was below the performance of its blended benchmark for the one- and five-year periods ended March 31, 2023, the Fund outperformed its blended benchmark for the three-year period ended March 31, 2023 and ranked in the third quartile of its Performance Peer Group for the one-year period ended March 31, 2023 and second quartile for the three- and five-year periods ended March 31, 2023. The Board further considered certain performance information attributed to the equity portion of the Fund’s portfolio and the options portion of the Fund’s portfolio.
The Board acknowledged the change in portfolio management of the equity portfolio of the Fund effective in October of 2020 and reviewed certain performance data since the portfolio management change and for the quarter and one-year periods ended March 31, 2023. On the basis of the
Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board generally reviewed, among other things, with respect to the Nuveen closed-end funds, the contractual management fee and actual management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the total operating expense ratio of a fund (after any fee waivers and/or expense reimbursements). More specifically, the Independent Board Members reviewed, among other things, each Nuveen closed-end fund’s actual management fee rate (after fee waivers and/or expense reimbursements, if any) and net total expense ratio in relation to those of a comparable universe of funds (the
“Peer Universe”) established by Broadridge. The Independent Board Members reviewed the methodology Broadridge employed to establish its Peer Universe and recognized that differences between the applicable fund and its respective Peer Universe as well as changes to the composition of the Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board
Members take these limitations and differences into account when reviewing comparative peer data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.
In their review, the Independent Board Members considered, in particular, each Nuveen fund with a net total expense ratio (excluding investment-related costs of leverage for closed-end funds) of six basis points or higher compared to that of its peer average (each, an
“Expense Outlier Fund”) and an analysis as to the factors contributing to each such fund’s higher relative net total expense ratio. In addition, although the Board reviewed a fund’s total net expenses both including and excluding investment-related expenses (i.e., leverage costs) for certain of the closed-end funds, the Board recognized that leverage expenses will vary across funds and in comparison to peers because of differences in the forms and terms of leverage employed by the respective fund. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net total expense ratio and fees (excluding leverage costs and leveraged assets for the closed-end funds) to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Universe.
The Independent Board Members also considered, in relevant part, a Nuveen fund’s management fee and net total expense ratio in light of its performance history, including reviewing certain funds identified by the Adviser and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions. In addition, with respect to closed-end funds that utilize leverage, the Independent Board
Members recognized that certain assets attributable to a fund’s use of leverage may be included in the amount of assets upon which the advisory fee or sub-advisory fee is calculated. The Independent Board Members acknowledged the fact that a decision to employ leverage or increase a fund’s leverage which has the effect, all other things being equal, of increasing the assets upon which an advisory or sub-
advisory fee is based (and, in turn, increasing the Adviser’s and applicable sub-adviser’s management fees), means that the Adviser and applicable sub-adviser may have a conflict of interest in determining whether to use or increase leverage. The Independent Board Members recognized, however, that the Adviser and sub-advisers would seek to manage the potential conflict by recommending to the Board to leverage the applicable fund or increase such leverage when the Adviser and/or sub-adviser, as applicable, has determined that such action would be in the best interests of the respective fund and its common shareholders and by periodically reviewing with the Board the fund’s performance and the impact of the use of leverage on that performance.
In their review of the fee arrangements for the Nuveen funds, the Independent Board Members also considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by approximately $62.4 million and fund-level breakpoints reduced fees by approximately $76.1 million in 2022.
With respect to each Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to each Sub-Adviser is the responsibility of the Adviser, not the applicable Fund(s).
The Independent Board Members noted that each Fund had an actual management fee and a net total expense ratio that were below the respective peer averages.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In evaluating the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or NAM
(an affiliated sub-adviser), such other clients may include: retail and institutional managed accounts sub-advised by such Sub-Adviser;
hedge funds or other structured products managed by such Sub-Adviser; investment companies offered outside the Nuveen family and sub-advised by such Sub-Adviser; foreign investment companies offered by Nuveen and sub-advised by such Sub-Adviser; and collective investment trusts sub-advised by such Sub-Adviser. The Board further noted that the Adviser also advised, and NAM sub-advised, certain exchange-traded funds (“ETFs”) sponsored by Nuveen. The Board reviewed, among other things, the range of fees assessed for managed accounts, hedge funds (along with their performance fee), foreign investment companies and ETFs offered by Nuveen, as applicable.
The Board also reviewed the fee range and average fee rate of certain selected investment strategies offered in retail and institutional managed accounts sub-advised by NAM, the hedge funds advised by NAM (along with their performance fee) and non-Nuveen investment companies sub-advised by certain affiliated sub-advisers.
In considering the comparative fee data, the Board recognized that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the Nuveen funds compared to that provided to other clients as well as differences in investment policies; eligible portfolio assets and the manner of managing such assets; product structure; investor profiles; account sizes; and regulatory requirements contribute to the variations in the fee schedules. Similarly, differences in the client base, governing bodies, distribution jurisdiction and operational complexities would also contribute to variations in management fees assessed the Nuveen funds compared to foreign fund clients. Further, with respect to ETFs, the Board considered that the Nuveen ETFs that are designed to track the performance of a specified index (“Index ETFs”) were passively managed compared to the active management of other Nuveen funds, which also contributed to the differences in fee levels between such Index ETFs and the actively managed funds. The Board acknowledged the wide range of services in addition to investment management that the Adviser had provided to the Nuveen funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Nuveen funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that NAM’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded the varying levels of fees were justified given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.
The Board recognized that Gateway was an unaffiliated sub-adviser. With respect to Gateway, the Independent Board Members reviewed the pricing schedule and/or average fee rates that such Sub-Adviser charges for other clients. The Independent Board Members noted that the Sub-Advisory Agreement with Gateway, including the fees thereunder, was the result of arm’s length negotiations and that such Sub-
Adviser’s fees were reasonable in relation to the fees it assessed other clients.
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds as well as profitability data of other publicly traded asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2022 and 2021 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution and certain other expenses) for the 2022 and 2021 calendar years. The Independent Board Members also considered a summary of some of the key factors that impacted Nuveen’s profitability in 2022. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) the Adviser derived from its ETF product line for the 2022 and 2021 calendar years.
In developing the profitability data of the Adviser for its advisory services to the Nuveen funds, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no perfect expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 through 2022, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the
Nuveen funds (excluding distribution) for the calendar years from 2017 through 2022. The Board had also appointed four Independent
Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to meet with representatives of the Adviser and review the development of the profitability data and to report to the full Board.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of
Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board recognized that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by
Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2012 to 2022. Although the total company operating margins of Nuveen Investments were in the bottom half of the peer group range for 2022 and 2021, the Independent
Board Members recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2022 and 2021 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.
In addition to Nuveen, the Independent Board Members considered the profitability of each Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, with respect to NAM, the Independent Board Members reviewed, among other things, NAM’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2022 and December 31, 2021. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) by asset type for NAM for the calendar years ending December 31, 2022 and December 31, 2021. With respect to Gateway, the Independent Board Members considered a profitability and margin analysis for such Sub-Adviser, generally including revenues, expenses and operating margins for the calendar years 2022 and 2021. With respect to
Gateway, which is unaffiliated with Nuveen, the Board recognized that the sub-advisory fee would have been established through arm’s length negotiations between the Adviser and such Sub-Adviser, and the Adviser pays such Sub-Adviser out of its own revenues.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and each Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the
Board recognized that economies of scale are difficult to measure with any precision and certain expenses may not decline with a rise in assets, the Board considered that Nuveen shares the benefits of economies of scale, if any, in a number of ways including through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. In this regard, the Board recognized that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. The Board reviewed the fund-level and complex-level fee schedules. With this structure, the Board noted that the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows. The Board noted, however, that although closed-end funds may make additional share offerings from time to time, the closed-end funds have a more limited ability to increase their assets because the growth of their assets will occur primarily from the appreciation of their investment portfolios.
As noted above, the Independent Board Members also recognized the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments in the Nuveen business were not specific to individual Nuveen funds but rather incurred across of a variety of products and services pursuant to which the family of Nuveen funds as a whole may benefit. In addition, the Board also considered that Nuveen has provided, without raising advisory fees to the Nuveen funds, certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, and this was also a means of sharing economies of scale with the funds and their shareholders.
Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in Nuveen’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Board acknowledged that an affiliate of the Adviser may receive compensation for serving as a co-manager in the initial public offerings of new Nuveen closed-end funds (if any) and for serving as an underwriter on shelf offerings of existing Nuveen closed-end funds and reviewed the amounts paid for such services, if any, in 2021 and 2022.

In addition, the Independent Board Members noted that the various sub-advisers to the Nuveen funds do not generally benefit from soft dollar arrangements with respect to Nuveen fund portfolio transactions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the applicable
Fund(s) were reasonable in light of the services provided.
F. Other Considerations
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Independent Board
Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each applicable Fund and that the Advisory Agreements be renewed for an additional one-year period.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
ESA-A-0623P 3020140-INV-B-08/24
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item  2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4) Change in the registrant’s independent public accountant. Not applicable.

(b) If the report is filed under Section  13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2 (b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section  1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section  18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen S&P 500 Dynamic Overwrite Fund

By (Signature and Title)	/s/ Mark L. Winget
Mark L. Winget
Vice President and Secretary

Date: September 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer
(principal executive officer)

Date: September 6, 2023

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Funds Controller
(principal financial officer)

Date: September 6, 2023